UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                  FORM N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

Investment Company Act file number 811- 7878

                        DREYFUS LIFETIME PORTFOLIOS, INC.
                (Exact name of Registrant as specified in charter)


                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                             New York, New York 10166
               (Address of principal executive offices) (Zip code)

                               Mark N. Jacobs, Esq.
                                 200 Park Avenue
                             New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including     (212) 922-6000
area code:

Date of fiscal year end:    9/30


Date of reporting period:   9/30/03



                                  FORM N-CSR

ITEM 1.      REPORTS TO STOCKHOLDERS.

      Dreyfus LifeTime

      Portfolios, Inc.

      ANNUAL REPORT September 30, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE PORTFOLIOS
--------------------------------------------------------------

                             2       Letter from the Chairman

                             3       Discussion of Performance

                             8       Portfolio Performance

                                     Statement of Investments

                             14      Income Portfolio

                             25      Growth and Income Portfolio

                             39      Growth Portfolio

                                     Statement of Financial Futures

                             24      Income Portfolio

                             38      Growth and Income Portfolio

                             44      Growth Portfolio

                             45      Statement of Assets and Liabilities

                             47      Statement of Operations

                                     Statement of Changes in Net Assets

                             49      Income Portfolio

                             51      Growth and Income Portfolio

                             53      Growth Portfolio

                                     Financial Highlights

                             55      Income Portfolio

                             57      Growth and Income Portfolio

                             59      Growth Portfolio

                             61      Notes to Financial Statements

                             70      Report of Independent Auditors

                             71      Important Tax Information

                             72      Board Members Information

                             74      Officers of the Fund

                                                       FOR MORE INFORMATION
--------------------------------------------------------------------------------

                                                       Back Cover

                                              Dreyfus LifeTime Portfolios, Inc.

                                                                 The Portfolios

LETTER FROM THE CHAIRMAN

Dear    Shareholder:

This annual report for Dreyfus Lifetime Portfolios, Inc. covers the 12-month period from October 1, 2002, through September 30, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the portfolio manager, Jocelin A. Reed, who became the primary portfolio manager of the portfolios on September 15, 2003.

After a prolonged period of sluggish growth, the U.S. economy has shown signs of sustainable improvement. Estimates of economic growth in 2003's second quarter have been revised upward, and many economists expect further improvement in the third and fourth quarters. The improving economic outlook has benefited many broad measures of stock market performance, as many investors anticipate the positive effects of stronger sales on earnings. However, uncertainty regarding the economic recovery's strength has produced heightened volatility in the bond markets. The more interest-rate-sensitive areas of the bond market sold off sharply during the summer, but recovered strongly in September.

While we believe that investors generally should remain diversified across multiple asset classes, including stocks and bonds, it may be a good time to consider reviewing your portfolio in anticipation of a potentially stronger economic environment and the possibility that the multiyear decline of interest rates has run its course. As always, we encourage you to talk with your financial advisor about managing your investment portfolio as market conditions evolve.

Thank you for your continued confidence and support.

Sincerely,

/s/ Stephen E. Canter
Stephen E. Canter

Chairman and Chief Executive Officer

The Dreyfus Corporation

October 15, 2003




DISCUSSION OF PERFORMANCE

Jocelin A. Reed, CFA, Portfolio Manager

How did Dreyfus LifeTime Portfolios, Inc. perform relative to its benchmarks?

For the 12-month period ended September 30, 2003, Dreyfus LifeTime Portfolios, Inc. produced the following total returns:(1)

GROWTH PORTFOLIO  CUSTOMIZED BLENDED INDEX(2)
--------------------------------------------------------------------------------

Investor Shares                        21.35%                20.33%

Restricted Shares                      21.95%

GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

Investor Shares                        15.60%                15.35%

Restricted Shares                      16.12%

INCOME PORTFOLIO
--------------------------------------------------------------------------------

Investor Shares                         7.76%                 9.67%

Restricted Shares                       8.27%

The total returns for the Growth Portfolio and the Growth and Income Portfolio also compare to a 24.37% total return for the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") for the same period. The total return for the Income Portfolio also compares to a 6.01% total return for the Lehman Brothers Intermediate Government/Credit Bond Index for the reporting period.(3)

The portfolios benefited from rallies among stocks and corporate bonds that were driven by expectations of an improving economy. The Growth Portfolio and the Growth and Income Portfolio produced higher returns than their customized blended index, primarily because we maintained their equity components near their allowable maximums. On the other hand, returns for the Income Portfolio modestly trailed its customized blended index because we emphasized high-quality securities in the fixed-income portfolio at a time in which lower-quality
securities    produced    the    strongest    returns.

                                                        The Portfolios


DISCUSSION OF PERFORMANCE (CONTINUED)

What are the portfolios' investment approaches?

Dreyfus LifeTime Portfolios, Inc. consists of three separate portfolios, each offering a range of investment approaches and varying asset allocations. All three portfolios typically invest in stocks and bonds and are managed using the same basic investment philosophy; however, each portfolio's asset allocation varies according to its own investment goals and risk tolerance levels

For example, the Growth Portfolio, the most aggressive of the three, typically maintains approximately 80% of its assets in stocks and 20% in bonds. The portfolio also has a 65% minimum and 100% maximum allowable equity position. The portfolio may invest up to 25% of its net assets in foreign securities.

The Growth and Income Portfolio, a moderate fund, typically maintains an asset allocation of 50% bonds and 50% stocks, and has a 35% minimum and a 65% maximum allowable equity position. The portfolio may invest up to 15% of its net assets in foreign securities.

The actual makeup of the Growth Portfolio and the Growth and Income Portfolio will vary over time according to our view of prevailing market conditions

Finally, the Income Portfolio, the most conservative of the three, typically maintains an asset allocation of 67.5% bonds, 22.5% stocks and 10% cash.

What other factors influenced the portfolios' performance?

In October and November 2002, the stock market enjoyed a strong but brief rally, led by speculative technology stocks that had been severely punished in the bear market. Considered the "darlings of the tech boom" in the late 1990s, investors apparently believed these companies continue to have value, even though many remain unprofitable. By December, investors once again became apprehensive about the economy, especially in light of growing geopolitical tensions, and the stock
market    declined    through    March    2003.


In April, the market began to rally again, this time sharply and in a sustained way, as signs of stronger economic growth emerged. Lower-quality technology stocks again led the market' s advance, which continued through the summer

As a result, all industry groups within the equity portfolios produced positive returns over the reporting period. Technology stocks provided the strongest results, followed by financial services companies and, to a lesser degree, media-related firms. Within the financial services group, brokerage firms benefited from increased trading and investment banking activity. Mortgage brokers and credit card companies also flourished amid historically low interest rates.

The portfolios' fixed-income returns were driven primarily by corporate bonds, many of which bounced back strongly from previously depressed price levels as corporations cleaned up their balance sheets and improved their accounting standards. However, because the benchmark' s strongest returns came from lower-rated corporate bonds, the Income Portfolio lagged its customized blended index.

What are the portfolios' current strategies?

We recently have been encouraged by the number of companies that have met or exceeded investors' earnings expectations. Accordingly, our strategy for the Growth Portfolio and the Growth and Income Portfolio is to continue to maintain their equity positions near the high end of their ranges. Because of recent economic strength and heightened volatility in the fixed-income markets, we believe that stocks currently are more attractive than bonds. As for the Income Portfolio, we intend to continue to manage the fund in a way that is appropriate for the income needs and low tolerance for volatility that we believe income-oriented investors expect.

October 15, 2003

                                                        The Portfolios

DISCUSSION OF PERFORMANCE (CONTINUED)

                 ASSET CLASS EXPOSURE AS OF SEPTEMBER 30, 2003

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, PORTFOLIO SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) FOR THE GROWTH PORTFOLIO, THE CUSTOMIZED BLENDED INDEX HAS BEEN PREPARED BY THE PORTFOLIO FOR PURPOSES OF MORE ACCURATE COMPARISON TO THE GROWTH PORTFOLIO'S OVERALL PORTFOLIO COMPOSITION. WE HAVE COMBINED THE PERFORMANCE OF UNMANAGED INDICES REFLECTING THE BASELINE PERCENTAGE SET FORTH IN



THE PROSPECTUS, BUT IN GREATER DETAIL THAN THE BROADER PROSPECTUS BASELINE
PERCENTAGES: DOMESTIC LARGE COMPANY STOCKS -- 54.4%; DOMESTIC SMALL COMPANY STOCKS -- 13.6%; FOREIGN STOCKS -- 12%; DOMESTIC BONDS -- 17%; AND FOREIGN BONDS -- 3%. THE CUSTOMIZED BLENDED INDEX COMBINES RETURNS FROM THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX, THE RUSSELL 2000 INDEX, THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST (FREE) INDEX -- HEDGED $U.S. (MSCI EAFE), THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX ("LEHMAN BROTHERS INDEX") AND THE J.P. MORGAN NON-U.S. GOVERNMENT BOND INDEX -- HEDGED ("J.P. MORGAN GLOBAL INDEX") AND IS WEIGHTED TO THE AFOREMENTIONED BASELINE PERCENTAGES. THE S&P 500 INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE. THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX OF SMALL-CAP STOCK PERFORMANCE AND IS COMPOSED OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX. THE RUSSELL 3000 INDEX IS COMPOSED OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION. THE MSCI EAFE IS AN UNMANAGED INDEX COMPOSED OF A SAMPLE OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF EUROPEAN AND PACIFIC BASIN COUNTRIES AND INCLUDES NET DIVIDENDS REINVESTED. THE LEHMAN BROTHERS INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF GOVERNMENT AND CORPORATE BOND MARKET PERFORMANCE COMPOSED OF U.S. GOVERNMENT, TREASURY AND AGENCY SECURITIES, FIXED-INCOME SECURITIES AND NONCONVERTIBLE INVESTMENT-GRADE CORPORATE DEBT, WITH AN AVERAGE MATURITY OF 1-10 YEARS. THE J.P. MORGAN GLOBAL INDEX IS AN INDEX THAT MEASURES RETURN ON BONDS FROM 12 WORLD MARKETS, HEDGED INTO U.S. DOLLARS. THIS INDEX DOES NOT INCLUDE A U.S. BOND COMPONENT. NONE OF THE FOREGOING INDICES REFLECTS ACCOUNT CHARGES, FEES OR OTHER EXPENSES.

   FOR THE GROWTH AND INCOME PORTFOLIO, WE HAVE COMBINED THE PERFORMANCE OF UNMANAGED INDICES REFLECTING THE BASELINE PERCENTAGES SET FORTH IN THE PROSPECTUS, BUT IN GREATER DETAIL THAN THE BROADER PROSPECTUS BASELINE
PERCENTAGES: DOMESTIC LARGE COMPANY STOCKS -- 36%; DOMESTIC SMALL COMPANY STOCKS -- 9%; FOREIGN STOCKS -- 5%; DOMESTIC BONDS -- 45%; AND FOREIGN BONDS -- 5%. THE CUSTOMIZED BLENDED INDEX COMBINES RETURNS FROM THE S&P 500 INDEX, THE RUSSELL 2000 INDEX, THE MSCI EAFE, THE LEHMAN BROTHERS INDEX AND THE J.P. MORGAN GLOBAL INDEX AND IS WEIGHTED TO THE AFOREMENTIONED BASELINE PERCENTAGES. THE INDICES ARE DESCRIBED ABOVE.

   FOR THE INCOME PORTFOLIO, WE HAVE COMBINED THE PERFORMANCE OF UNMANAGED INDICES REFLECTING THE BASELINE PERCENTAGES SET FORTH IN THE PROSPECTUS, BUT IN GREATER DETAIL THAN THE BROADER PROSPECTUS BASELINE PERCENTAGES: BONDS -- 67.5%; STOCKS -- 22.5%; AND TREASURY BILLS -- 10%. THE CUSTOMIZED BLENDED INDEX COMBINES RETURNS FROM THE LEHMAN BROTHERS INDEX, THE S&P 500 INDEX (BOTH DESCRIBED ABOVE) AND THE 90-DAY TREASURY BILL RATE, AS IT CHANGES FROM TIME TO TIME, AND IS WEIGHTED TO THE AFOREMENTIONED BASELINE PERCENTAGES.

(3) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE S&P 500 INDEX AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX ARE DESCRIBED ABOVE.

                                                        The Portfolios

PORTFOLIO PERFORMANCE

Comparison of change in value of $10,000 investment in the Investor shares and Restricted shares of Dreyfus LifeTime Portfolios, Inc., Growth and Income Portfolio with the Standard & Poor's 500 Composite Stock Price Index and a Customized Blended Index

((+))  SOURCE: LIPPER INC.

((+)(+)) SOURCE: LIPPER INC., MORGAN STANLEY & CO. INCORPORATED, J.P. MORGAN & CO. INCORPORATED AND BLOOMBERG L.P.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.



Average Annual Total Returns AS OF 9/30/03

                                                           Inception                                                       From
                                                             Date               1 Year              5 Years              Inception
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR SHARES                                              3/31/95            15.60%                2.36%                  8.29%

RESTRICTED SHARES                                            3/31/95            16.12%                2.72%                  8.43%



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THE PORTFOLIO'S PERFORMANCE SHOWN IN THE GRAPH AND TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE GRAPH ON THE LEFT COMPARES A $10,000 INVESTMENT MADE IN EACH OF THE INVESTOR SHARES AND RESTRICTED SHARES OF THE GROWTH AND INCOME PORTFOLIO ON 3/31/95 (INCEPTION DATE) TO A $10,000 INVESTMENT MADE ON THAT DATE IN THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ("S&P 500 INDEX") AS WELL AS TO A CUSTOMIZED BLENDED INDEX REFLECTING THE PORTFOLIO'S ASSET ALLOCATION BASELINE PERCENTAGES ("BASELINE") WHICH ARE DESCRIBED BELOW AND IN THE PORTFOLIO'S PROSPECTUS. THE CUSTOMIZED BLENDED INDEX IS CALCULATED ON A YEAR-TO-YEAR BASIS. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED.

THE GROWTH AND INCOME PORTFOLIO ALLOCATES YOUR MONEY AMONG DOMESTIC AND FOREIGN STOCKS AND BONDS. THE PORTFOLIO'S PERFORMANCE SHOWN IN THE LINE GRAPH TAKES INTO ACCOUNT ALL APPLICABLE FEES AND EXPENSES. THE S&P 500 INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE. THE S&P 500 INDEX WAS SELECTED BECAUSE (1) DOMESTIC COMMON STOCKS REPRESENT A SIGNIFICANT PORTION OF THE BASELINE AND (2) THE MAJORITY OF THE STOCK PORTION OF THE PORTFOLIO IS INVESTED IN STOCKS INCLUDED IN THE S&P 500 INDEX. BECAUSE THE PORTFOLIO HAS SIGNIFICANT FIXED-INCOME HOLDINGS, HOWEVER, IT CAN UNDERPERFORM AN EQUITY-ONLY INDEX. THE CUSTOMIZED BLENDED INDEX HAS BEEN PREPARED BY THE PORTFOLIO FOR PURPOSES OF MORE ACCURATE COMPARISON TO THE PORTFOLIO'S OVERALL PORTFOLIO COMPOSITION. WE HAVE COMBINED THE PERFORMANCE OF UNMANAGED INDICES REFLECTING THE BASELINE PERCENTAGES SET FORTH IN THE PROSPECTUS, BUT IN GREATER DETAIL THAN THE BROADER PROSPECTUS BASELINE PERCENTAGES: DOMESTIC LARGE COMPANY STOCKS - 36% ; DOMESTIC SMALL COMPANY STOCKS - 9%; FOREIGN STOCKS - 5%; DOMESTIC BONDS - 45%; FOREIGN BONDS - 5%. THE CUSTOMIZED BLENDED INDEX COMBINES RETURNS FROM THE S&P 500 INDEX, THE RUSSELL 2000 INDEX, THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST (FREE) INDEX-HEDGED, $U.S. ("EAFE INDEX"), THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX ("LEHMAN INDEX") AND THE J.P. MORGAN NON-U.S. GOVERNMENT BOND INDEX-HEDGED, $U.S. ("J.P. MORGAN GLOBAL INDEX"), AND IS WEIGHTED TO THE AFOREMENTIONED BASELINE PERCENTAGES. THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX AND IS COMPOSED OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX. THE RUSSELL 3000 INDEX IS COMPOSED OF 3,000 OF THE LARGEST U.S. COMPANIES BY MARKET CAPITALIZATION. THE EAFE INDEX IS AN UNMANAGED INDEX COMPOSED OF A SAMPLE OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF EUROPEAN AND PACIFIC BASIN COUNTRIES AND INCLUDES NET DIVIDENDS REINVESTED. THE LEHMAN INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF GOVERNMENT AND CREDIT BOND MARKET PERFORMANCE COMPOSED OF U.S. GOVERNMENT, TREASURY AND AGENCY SECURITIES, FIXED-INCOME SECURITIES AND NONCONVERTIBLE INVESTMENT-GRADE CREDIT DEBT, WITH AN AVERAGE MATURITY OF 1-10 YEARS. THE J.P. MORGAN GLOBAL INDEX IS AN INDEX THAT MEASURES RETURNS ON BONDS FROM 12 WORLD MARKETS, HEDGED INTO U.S. DOLLARS. THIS INDEX DOES NOT INCLUDE A U.S. BONDS COMPONENT. NONE OF THE FOREGOING INDICES TAKE INTO ACCOUNT CHARGES, FEES OR OTHER EXPENSES. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IF APPLICABLE, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

                                                        The Portfolios


PORTFOLIO PERFORMANCE

Comparison of change in value of $10,000 investment in the Investor shares and Restricted shares of Dreyfus LifeTime Portfolios, Inc., Income Portfolio with the Lehman Brothers Intermediate Government/Credit Bond Index and a Customized Blended Index

((+))  SOURCE: LIPPER INC.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.



Average Annual Total Returns AS OF 9/30/03

                                                           Inception                                                       From
                                                             Date               1 Year              5 Years              Inception
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR SHARES                                              3/31/95             7.76%                4.13%                 6.78%

RESTRICTED SHARES                                            3/31/95             8.27%                4.48%                 7.10%



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THE PORTFOLIO'S PERFORMANCE SHOWN IN THE GRAPH AND TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE GRAPH ON THE LEFT COMPARES A $10,000 INVESTMENT MADE IN EACH OF THE INVESTOR SHARES AND RESTRICTED SHARES OF THE INCOME PORTFOLIO ON 3/31/95 (INCEPTION DATE) TO A $10,000 INVESTMENT MADE ON THAT DATE IN THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX ("LEHMAN INDEX") AS WELL AS TO A CUSTOMIZED BLENDED INDEX REFLECTING THE PORTFOLIO'S ASSET ALLOCATION BASELINE PERCENTAGES ("BASELINE") WHICH ARE DESCRIBED BELOW AND IN THE PORTFOLIO'S PROSPECTUS. THE CUSTOMIZED BLENDED INDEX IS CALCULATED ON A YEAR-TO-YEAR BASIS. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED.

THE INCOME PORTFOLIO ALLOCATES YOUR MONEY AMONG DOMESTIC BONDS AND STOCKS AND MONEY MARKET INSTRUMENTS. THE PORTFOLIO'S PERFORMANCE SHOWN IN THE LINE GRAPH TAKES INTO ACCOUNT ALL APPLICABLE FEES AND EXPENSES. THE LEHMAN INDEX DOES NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES. THE LEHMAN INDEX WAS SELECTED BECAUSE (1) GOVERNMENT AND CORPORATE BONDS REPRESENT THE HIGHEST BASELINE PERCENTAGE OF THE PORTFOLIO AND (2) THE FIXED-INCOME PORTION OF THE PORTFOLIO IS INVESTED TO REPRESENT THE LEHMAN INDEX. THE CUSTOMIZED BLENDED INDEX HAS BEEN PREPARED BY THE PORTFOLIO FOR PURPOSES OF MORE ACCURATE COMPARISON TO THE PORTFOLIO'S OVERALL PORTFOLIO COMPOSITION. WE HAVE COMBINED THE PERFORMANCE OF UNMANAGED INDICES REFLECTING THE BASELINE PERCENTAGES SET FORTH IN THE PROSPECTUS, BUT IN GREATER DETAIL THAN THE BROADER PROSPECTUS BASELINE PERCENTAGES: BONDS - 67.5%; STOCKS - 22.5%; AND TREASURY BILLS - 10%. THE CUSTOMIZED BLENDED INDEX COMBINES RETURNS FROM THE LEHMAN INDEX, THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ("S&P 500 INDEX") AND THE 90-DAY TREASURY BILL RATE, AS IT CHANGES FROM TIME TO TIME, AND IS WEIGHTED TO THE AFOREMENTIONED BASELINE PERCENTAGES. THE LEHMAN INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF GOVERNMENT AND CREDIT BOND MARKET PERFORMANCE COMPOSED OF U.S. GOVERNMENT, TREASURY AND AGENCY SECURITIES, FIXED-INCOME SECURITIES AND NONCONVERTIBLE INVESTMENT-GRADE CREDIT DEBT, WITH AN AVERAGE MATURITY OF 1-10 YEARS. THE S&P 500 INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE. NONE OF THE FOREGOING INDICES TAKE INTO ACCOUNT CHARGES, FEES OR OTHER EXPENSES. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IF APPLICABLE, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT

                                                        The Portfolios


PORTFOLIO PERFORMANCE

Comparison of change in value of $10,000 investment in the Investor shares and Restricted shares of Dreyfus LifeTime Portfolios, Inc., Growth Portfolio with the Standard & Poor's 500 Composite Stock Price Index and a Customized Blended Index

((+))  SOURCE: LIPPER INC.

((+)(+)) SOURCE: LIPPER INC., MORGAN STANLEY & CO. INCORPORATED, J.P. MORGAN & CO. INCORPORATED AND BLOOMBERG L.P.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.



Average Annual Total Returns AS OF 9/30/03

                                                           Inception                                                       From
                                                             Date               1 Year              5 Years              Inception
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR SHARES                                              3/31/95           21.35%               (0.11)%               8.18%

RESTRICTED SHARES                                            3/31/95           21.95%                 0.26%               8.50%



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THE PORTFOLIO'S PERFORMANCE SHOWN IN THE GRAPH AND TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE GRAPH ON THE LEFT COMPARES A $10,000 INVESTMENT MADE IN EACH OF THE INVESTOR SHARES AND RESTRICTED SHARES OF THE GROWTH PORTFOLIO ON 3/31/95 (INCEPTION DATE) TO A $10,000 INVESTMENT MADE ON THAT DATE IN THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ("S&P 500 INDEX") AS WELL AS TO A CUSTOMIZED BLENDED INDEX REFLECTING THE PORTFOLIO'S ASSET ALLOCATION BASELINE PERCENTAGES ("BASELINE") WHICH ARE DESCRIBED BELOW AND IN THE PORTFOLIO'S PROSPECTUS. THE CUSTOMIZED BLENDED INDEX IS CALCULATED ON A YEAR-TO-YEAR BASIS. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED.

THE GROWTH PORTFOLIO ALLOCATES YOUR MONEY AMONG DOMESTIC AND FOREIGN STOCKS AND BONDS. THE PORTFOLIO'S PERFORMANCE SHOWN IN THE LINE GRAPH TAKES INTO ACCOUNT ALL APPLICABLE FEES AND EXPENSES. THE S&P 500 INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE. THE S&P 500 INDEX WAS SELECTED BECAUSE (1) DOMESTIC COMMON STOCKS REPRESENT THE HIGHEST BASELINE PERCENTAGE OF THE PORTFOLIO'S ASSETS AND (2) THE MAJORITY OF THE STOCK PORTION OF THE PORTFOLIO IS INVESTED IN STOCKS INCLUDED IN THE S&P 500 INDEX. THE CUSTOMIZED BLENDED INDEX HAS BEEN PREPARED BY THE PORTFOLIO FOR PURPOSES OF MORE ACCURATE COMPARISON TO THE PORTFOLIO'S OVERALL PORTFOLIO COMPOSITION. WE HAVE COMBINED THE PERFORMANCE OF UNMANAGED INDICES REFLECTING THE BASELINE PERCENTAGES SET FORTH IN THE PROSPECTUS, BUT IN GREATER DETAIL THAN THE BROADER PROSPECTUS BASELINE PERCENTAGES: DOMESTIC LARGE COMPANY STOCKS - 54.4%; DOMESTIC SMALL COMPANY STOCKS - 13.6%; FOREIGN STOCKS - 12.0%; DOMESTIC BONDS - 17.0%; AND FOREIGN BONDS - 3.0%. THE CUSTOMIZED BLENDED INDEX COMBINES RETURNS FROM THE S&P 500 INDEX, THE RUSSELL 2000 INDEX, THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST (FREE) INDEX-HEDGED, $U.S. ("EAFE INDEX"), THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX ("LEHMAN INDEX") AND THE J.P. MORGAN NON-U.S. GOVERNMENT BOND INDEX-HEDGED, $U.S. ("J.P. MORGAN GLOBAL INDEX") AND IS WEIGHTED TO THE AFOREMENTIONED BASELINE PERCENTAGES. THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX AND IS COMPOSED OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX. THE RUSSELL 3000 INDEX IS COMPOSED OF 3,000 OF THE LARGEST U.S. COMPANIES BY MARKET CAPITALIZATION. THE EAFE INDEX IS AN UNMANAGED INDEX COMPOSED OF A SAMPLE OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF EUROPEAN AND PACIFIC BASIN COUNTRIES AND INCLUDES NET DIVIDENDS REINVESTED. THE LEHMAN INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF GOVERNMENT AND CREDIT BOND MARKET PERFORMANCE COMPOSED OF U.S. GOVERNMENT, TREASURY AND AGENCY SECURITIES, FIXED-INCOME SECURITIES AND NONCONVERTIBLE INVESTMENT-GRADE CREDIT DEBT, WITH AN AVERAGE MATURITY OF 1-10 YEARS. THE J.P. MORGAN GLOBAL INDEX IS AN INDEX THAT MEASURES RETURNS ON BONDS FROM 12 WORLD MARKETS, HEDGED INTO U.S. DOLLARS. THIS INDEX DOES NOT INCLUDE A U.S. BONDS COMPONENT. NONE OF THE FOREGOING INDICES TAKE INTO ACCOUNT CHARGES, FEES OR OTHER EXPENSES. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IF APPLICABLE, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

                                                        The Portfolios


STATEMENT OF INVESTMENTS

September 30, 2003

STATEMENT OF INVESTMENTS



INCOME PORTFOLIO

                                                                                              Principal
BONDS AND NOTES--67.8%                                                                       Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL--16.6%

AMVESCAP, Gtd. Notes,

   6.60%, 2005                                                                                  200,000                  214,353

AXA Financial, Sr. Notes,

   7.75%, 2010                                                                                  175,000                  209,875

Allstate, Sr. Notes,

   7.875%, 2005                                                                                 300,000                  329,023

Amerada Hess, Notes,

   7.375%, 2009                                                                                 200,000                  230,641

American General Finance, Notes,

   5.875%, 2006                                                                                 300,000                  328,000

Anadarko Finance, Gtd. Notes,

   6.75%, 2011                                                                                  100,000                  115,742

Australia & New Zealand Banking Group,

    Sub. Notes, 7.55%, 2006                                                                     150,000                  171,199

BB&T, Sub. Notes,

   4.75%, 2012                                                                                  170,000                  172,170

Bank of America, Sub. Notes,

   7.80%, 2010                                                                                  250,000                  300,698

Bank of New York, Sr. Notes,

   5.20%, 2007                                                                                  275,000                  297,573

Bank One, Sub. Notes,

   5.90%, 2011                                                                                  240,000                  262,898

Bayerische Landesbank, Sub. Notes,

   5.875%, 2008                                                                                 225,000                  248,991

Bear Stearns, Sr. Notes,

   7%, 2007                                                                                     150,000                  170,966

Boeing Capital, Sr. Notes,

   6.35%, 2007                                                                                  300,000                  331,508

Canadian Government, Bonds,

   5.25%, 2008                                                                                  200,000  (a)             221,464

Citigroup, Sub. Notes,

   7.25%, 2010                                                                                  450,000                  533,765

Clear Channel Communications, Sr. Notes,

   4.40%, 2011                                                                                  175,000                  172,765

Countrywide Home, Gtd. Notes,

   5.50%, 2006                                                                                  235,000                  253,367

Credit Suisse First Boston USA, Notes,

   5.875%, 2006                                                                                 260,000                  284,281


INCOME PORTFOLIO (CONTINUED)

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL (CONTINUED)

Deutsche Telekom International Finance,

   Gtd. Notes, 8%, 2010                                                                         200,000                  245,033

Diageo Capital, Gtd. Notes,

   7.25%, 2009                                                                                  185,000                  221,572

EOP Operating, Sr. Notes,

   6.75%, 2008                                                                                  150,000                  169,456

European Investment Bank, Notes,

   4.625%, 2007                                                                                 550,000                  595,002

Fleet Boston, Sub. Notes,

   7.375%, 2009                                                                                 135,000                  159,824

Ford Motor Credit, Bonds,

   7.375%, 2011                                                                                 600,000                  631,999

General Electric Capital:

   Notes, 7.375%, 2010                                                                          275,000                  326,984

   Sub. Notes, 8.125%, 2012                                                                     375,000                  460,857

General Motors Acceptance Corp., Notes,

   6.75%, 2006                                                                                  785,000                  840,015

Goldman Sachs Group, Notes,

   6.60%, 2012                                                                                  275,000                  311,751

HSBC Holding, Sub. Notes,

   7.50%, 2009                                                                                  100,000                  118,685

Hellenic Republic, Notes,

   6.95%, 2008                                                                                  150,000                  173,393

Household Finance, Notes,

   8%, 2010                                                                                     260,000                  315,502

Inter-American Development Bank:

   Bonds, 5.75%, 2008                                                                           270,000                  302,303

   Sr. Unsub. Notes, 6.50%, 2004                                                                200,000                  210,715

International Bank for
   Reconstruction & Development, Notes:

      5%, 2006                                                                                  250,000                  269,085

      3.625%, 2013                                                                              115,000                  111,512

KFW International Finance, Bank Gtd. Notes:

   5.25%, 2006                                                                                  250,000                  272,968

   4.75%, 2007                                                                                  300,000                  323,360

Kingdom of Spain, Notes,

   7%, 2005                                                                                     700,000                  766,658

                                                                                            The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)

INCOME PORTFOLIO (CONTINUED)

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL (CONTINUED)

Lehman Brothers Holdings, Notes,

   6.625%, 2012                                                                                 250,000                  284,844

MBNA America Bank, Sr. Notes,

   7.75%, 2005                                                                                  250,000  (b)             276,900

Marsh & McLennan, Bonds,

   3.625%, 2008                                                                                 175,000                  178,307

Merrill Lynch & Co., Notes,

   6%, 2009                                                                                     250,000                  276,873

MetLife, Sr. Notes,

   6.125%, 2011                                                                                 150,000                  164,356

Morgan Stanley Dean Witter:

   Notes, 6.60%, 2012                                                                           200,000                  226,133

   Unsub. Notes, 6.10%, 2006                                                                    450,000                  491,814

NationsBank, Sub. Notes,

   6.50%, 2006                                                                                  650,000                  715,333

Ontario (Province Of), Sr. Unsub. Notes,

   5.50%, 2008                                                                                  250,000                  275,594

Pemex Finance, Notes,

   9.03%, 2011                                                                                  225,000                  272,395

Quebec Province, Deb.,

   7%, 2007                                                                                     215,000                  245,482

Republic of Italy, Unsub. Notes,

   5.625%, 2012                                                                                 225,000                  250,229

Republic of Korea, Unsub. Notes,

   8.875%, 2008                                                                                 200,000                  245,900

Royal Bank of Scotland Group, Sub. Notes,

   6.375%, 2011                                                                                 160,000  (a)             181,097

SLM, Notes,

   3.625%, 2008                                                                                 375,000  (a)             380,263

Sanwa Finance Aruba, Bank Gtd. Notes,

   8.35%, 2009                                                                                  100,000                  116,524

Simon Property, Notes,

   6.375%, 2007                                                                                 325,000                  361,884

Sumitomo Bank International Finance,

   Gtd. Notes, 8.50%, 2009                                                                      150,000  (a)             184,681

U.S. Bank, Notes,

   5.70%, 2008                                                                                  300,000                  335,649


INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL (CONTINUED)

United Mexican States, Notes,

   9.875%, 2010                                                                                 250,000                  319,375

Verizon Global Funding, Notes,

   7.25%, 2010                                                                                  200,000                  234,806

Walt Disney, Notes,

   6.375%, 2012                                                                                 165,000                  183,517

Washington Mutual, Notes,

   7.50%, 2006                                                                                  250,000                  284,027

Wells Fargo, Sub. Notes,

   6.25%, 2008                                                                                  450,000                  510,742

                                                                                                                      18,672,678

INDUSTRIAL--9.9%

Albertson's, Sr. Notes,

   7.50%, 2011                                                                                  150,000  (a)             174,963

Alcoa, Notes,

   7.375%, 2010                                                                                 100,000                  118,936

Bottling Group, Gtd. Notes,

   4.625%, 2012                                                                                 180,000                  182,669

Bristol-Myers Squibb, Notes,

   5.75%, 2011                                                                                  170,000                  185,148

Burlington, Gtd. Notes

   5.60%, 2006                                                                                  200,000                  219,983

Carter Holt Harvey, Sr. Notes,

   8.875%, 2004                                                                                 200,000                  212,026

ChevronTexaco Capital, Gtd. Notes,

   3.50%, 2007                                                                                  300,000                  308,367

Coca-Cola, Notes,

   5.75%, 2011                                                                                  100,000  (a)             111,146

Comcast Cable Communications, Notes,

   6.20%, 2008                                                                                  250,000                  276,646

ConAgra Foods, Notes,

   7.875%, 2010                                                                                 150,000                  184,105

Coors Brewing, Gtd. Notes,

   6.375%, 2012                                                                                  85,000                   94,892

Cox Communications, Notes,

   6.875%, 2005                                                                                 400,000  (a)             432,703

                                                                                            The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)

INCOME PORTFOLIO (CONTINUED)

                                                                                                Principal
BONDS AND NOTES (CONTINUED)                                                                    Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL (CONTINUED)

DaimlerChrysler, Gtd. Notes,

   8%, 2010                                                                                     150,000                  175,028

Dow Chemical, Notes,

   6.125%, 2011                                                                                 225,000                  240,653

Fred Meyer, Gtd. Notes,

   7.45%, 3/1/2008                                                                              250,000                  290,084

General Electric Capital, Deb.,

   8.85%, 2005                                                                                  300,000                  332,337

General Mills, Notes,

   6%, 2012                                                                                      80,000                   87,904

General Motors, Notes,

   7.20%, 2011                                                                                  165,000  (a)             174,113

Georgia Power, Sr. Notes,

   4.875%, 2007                                                                                 300,000                  321,374

Gillette, Notes,

   4%, 2005                                                                                     350,000                  365,044

Hertz, Sr. Notes,

   8.25%, 2005                                                                                  200,000                  214,548

Hewlett-Packard, Notes,

   7.15%, 2005                                                                                  200,000                  217,795

International Paper, Notes,

   6.75%, 2011                                                                                  150,000                  169,481

John Deere Capital, Notes,

   7%, 2012                                                                                     175,000  (a)             205,018

Kellogg, Notes,

   6%, 2006                                                                                     250,000                  274,175

Kerr-McGee, Gtd. Notes,

   6.875%, 2011                                                                                 150,000                  170,348

Kinder Morgan Energy Partners, Notes,

   7.125%, 2012                                                                                 175,000                  205,309

Kraft Foods, Notes,

   4.625%, 2006                                                                                 250,000                  262,940

Lockheed Martin, Notes,

   8.20%, 2009                                                                                  175,000                  216,928

McDonald's, Notes,

   6%, 2011                                                                                     190,000                  207,746


INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL (CONTINUED)

MidAmerican Energy, Sr. Notes,

   3.50%, 2008                                                                                  250,000                  248,294

Monsanto, Sr. Notes,

   7.375%, 2012                                                                                 125,000  (a)             146,092

NIKE, Sr. Notes,

   5.50%, 2006                                                                                  250,000                  273,595

Nordstrom, Sr. Notes,

   5.625%, 2009                                                                                 200,000                  214,788

Norfolk Southern, Sr. Notes,

   6.20%, 2009                                                                                  250,000                  279,163

PHH, Notes,

   7.125%, 2013                                                                                 125,000                  140,052

Phillips Petroleum, Notes,

   8.75%, 2010                                                                                  135,000                  171,655

Raytheon, Notes,

   6.75%, 2007                                                                                  475,000                  535,795

SBC Communications, Notes,

   5.75%, 2006                                                                                  250,000                  272,608

Safeway, Notes,

   5.80%, 2012                                                                                  200,000                  212,473

Sara Lee, Notes,

   6.25%, 2011                                                                                  170,000  (a)             191,514

Target, Notes,

   5.875%, 2012                                                                                 300,000                  331,556

Time Warner, Notes:

   7.75%, 2005                                                                                  250,000                  272,865

   8.18%, 2007                                                                                  110,000                  127,931

Unilever Capital, Gtd. Notes,

   7.125%, 2010                                                                                 150,000                  178,030

Union Oil Co. of California, Deb.,

   9.125%, 2006                                                                                 250,000                  287,863

Viacom, Gtd. Notes,

   7.75%, 2005                                                                                  175,000                  192,187

Wal-Mart Stores, Sr. Notes,

   6.875%, 2009                                                                                 100,000                  117,696

                                                                                            The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)

INCOME PORTFOLIO (CONTINUED)

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL (CONTINUED)

Weyerhaeuser, Notes,

   6.125%, 2007                                                                                 300,000                  329,560

                                                                                                                      11,156,126

TRANSPORTATION--.1%

Union Pacific, Notes,

   6.50%, 2012                                                                                  150,000  (a)             170,275

UTILITIES--3.7%

AT&T, Sr. Notes,

   7.80%, 2011                                                                                  200,000                  231,592

AT&T Wireless, Sr. Notes,

   7.875%, 2011                                                                                 275,000                  320,666

British Telecom, Notes,

   8.375%, 2010                                                                                 200,000                  246,499

Cincinnati Gas and Electric, Notes,

   5.70%, 2012                                                                                  100,000                  106,451

Commonwealth Edison, First Mortgage,

   7.625%, 2013                                                                                 130,000                  160,275

Duke Energy, Sr. Notes,

   5.625%, 2012                                                                                  75,000                   78,181

France Telecom, Notes,

   8.45%, 2006                                                                                  195,000                  220,771

Hydro-Quebec, Gtd. Notes,

   6.30%, 2011                                                                                  160,000                  183,693

K N Energy, Sr. Notes,

   6.65%, 2005                                                                                  350,000                  373,484

National Rural Utilities, Collateral Trust,

   5.50%, 2005                                                                                  500,000                  524,782

Niagara Mohawk Power, First Mortgage,

   7.75%, 2006                                                                                  200,000                  227,526

PPL Electric Utilities, Scd. Sr. Bonds,

   6.25%, 2009                                                                                  200,000                  223,824

Progress Energy, Sr. Notes,

   7.10%, 2011                                                                                   80,000                   90,452

Sempra Energy, Notes,

   6%, 2013                                                                                     150,000                  162,048

Sprint Capital, Gtd. Notes,

   7.625%, 2011                                                                                 150,000                  169,375

Telefonica Europe, Gtd. Notes,

   7.75%, 2010                                                                                  145,000                  174,581


INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

United Technologies, Notes,

   7.125%, 2010                                                                                 150,000                  178,794

Virginia Electric & Power, Sr. Notes,

   4.75%, 2013                                                                                   75,000                   75,213

Vodafone Group, Notes,

   7.75%, 2010                                                                                  135,000                  163,164

Wisconsin Energy, Sr. Notes,

   6.50%, 2011                                                                                  200,000                  224,397

                                                                                                                       4,135,768

U.S. GOVERNMENT & AGENCIES--37.5%

Federal Home Loan Bank:

  Bonds:

      5.75%, 5/15/2012                                                                          455,000  (a)             502,775

      3.875%, 6/14/2013                                                                         250,000  (a)             239,898

   Sr. Notes,

      5.80%, 9/2/2008                                                                           500,000                  561,287

Federal Home Loan Mortgage Corp., Notes:

   7%, 7/15/2005                                                                              1,000,000  (a)           1,095,981

   5.5%, 7/15/2006                                                                            1,000,000  (a)           1,091,599

   4.875%, 3/15/2007                                                                            950,000  (a)           1,025,946

   3.50%, 9/15/2007                                                                             300,000  (a)             308,862

   5.75%, 3/15/2009                                                                             880,000  (a)             984,500

   6%, 6/15/2011                                                                                300,000  (a)             339,818

   5.125%, 7/15/2012                                                                            725,000                  772,125

Federal National Mortgage Association, Notes:

   5.75%, 6/15/2005                                                                           1,300,000  (a)           1,395,004

   5.50%, 5/2/2006                                                                            2,650,000                2,870,681

   7.125%, 3/15/2007                                                                            290,000                  334,496

   6%, 5/15/2008                                                                                275,000  (a)             310,480

   5.25%, 1/15/2009                                                                           1,540,000  (a)           1,687,686

   6%, 5/15/2011                                                                                400,000  (a)             452,500

   5.375%, 11/15/2011                                                                           500,000                  543,859

   4.375%, 9/15/2012                                                                            150,000  (a)             151,391

U.S. Treasury Bonds:

   11.625%, 11/15/2004                                                                        1,750,000                1,953,980

   10.75%, 8/15/2005                                                                            410,000                  480,770

   10%, 5/15/2010                                                                             1,575,000  (a)           1,790,885

U.S. Treasury Notes:

   1.875%, 9/30/2004                                                                            425,000                  428,536

   5.875%, 11/15/2004                                                                         1,730,000  (a)           1,822,105

   7.875%, 11/15/2004                                                                         1,710,000  (a)           1,839,105

                                                                                            The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)

INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCIES (CONTINUED)

U.S. Treasury Notes (continued):

   7.50%, 2/15/2005                                                                           1,335,000  (a)           1,450,397

   6.75%, 5/15/2005                                                                           1,650,000  (a)           1,795,398

   5.75%, 11/15/2005                                                                          1,750,000  (a)           1,905,313

   2%, 5/15/2006                                                                                235,000  (a)             236,698

   7%, 7/15/2006                                                                              1,720,000  (a)           1,959,992

   6.25%, 2/15/2007                                                                             275,000  (a)             311,952

   6.625%, 5/15/2007                                                                          1,155,000  (a)           1,330,548

   6.125%, 8/15/2007                                                                            225,000                  256,358

   2.625%, 5/15/2008                                                                          2,050,000  (a)           2,044,875

   5.625%, 5/15/2008                                                                            775,000  (a)             874,200

   6.50%, 2/15/2010                                                                             840,000  (a)             997,072

   5.75%, 8/15/2010                                                                           1,375,000  (a)           1,574,636

   5%, 8/15/2011                                                                              1,500,000  (a)           1,641,210

   4.875%, 2/15/2012                                                                          1,895,000  (a)           2,051,413

   3.875%, 2/15/2013                                                                            545,000  (a)             544,915

   3.625%, 5/15/2013                                                                             75,000  (a)              73,594

   4.25%, 8/15/2013                                                                             155,000                  158,942

                                                                                                                      42,191,782

TOTAL BONDS AND NOTES

   (cost $72,007,707)                                                                                                 76,326,629
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--32.9%
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--20.2%

  Greenwich Capital Markets,

  Repurchase Agreement, .95%

  dated 9/30/2003 to be repurchased

  at $22,703,599 on 10/1/2003

  (fully collateralized by $19,835,000

  Federal Home Loan Mortgage Corp.

  Bonds, 6.75%, due 3/15/2031,

   value $23,157,413)                                                                        22,703,000               22,703,000

U.S. TREASURY BILLS--12.7%

   .88%, 10/16/2003                                                                           4,300,000  (c)           4,300,000

   .91%, 12/11/2003                                                                          10,000,000                9,987,500

                                                                                                                      14,287,500

TOTAL SHORT-TERM INVESTMENTS

   (cost $36,983,423)                                                                                                 36,990,500


INCOME PORTFOLIO (CONTINUED)

INVESTMENTS OF CASH COLLATERAL

  FOR SECURITIES LOANED--29.1%                                                                  Shares                  Value ($)
--------------------------------------------------------------------------------

REGISTERED INVESTMENT COMPANY;

Dreyfus Institutional Preferred

  Money Market Fund

   (cost $32,721,350)                                                                        32,721,350               32,721,350
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $141,712,480)                                                            129.8%              146,038,479

LIABILITIES, LESS CASH AND RECEIVABLES                                                          (29.8%)             (33,544,457)

NET ASSETS                                                                                       100.0%              112,494,022

(A)  ALL OR A PORTION OF THESE SECURITIES ARE ON LOAN. AT SEPTEMBER 30, 2003,
THE TOTAL MARKET VALUE OF THE PORTFOLIO'S SECURITIES ON LOAN IS $33,701,400 AND
THE TOTAL MARKET VALUE OF THE COLLATERAL HELD BY THE PORTFOLIO IS $34,473,159,
CONSISTING OF CASH COLLATERAL OF $32,721,350, U.S. GOVERNMENT AND AGENCY
SECURITIES VALUED AT $676,609 AND LETTERS OF CREDIT VALUED AT $1,075,200.

(B)  SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF
1933. THIS SECURITY MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION,
NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT SEPTEMBER 30, 2003, THIS SECURITY
AMOUNTED TO $276,900 OR .2% OF NET ASSETS.

(C)  PARTIALLY HELD BY A BROKER IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN
FINANCIAL FUTURES POSITIONS.



SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios



STATEMENT OF FINANCIAL FUTURES

September 30, 2003

INCOME PORTFOLIO

                                                                   Market Value                                        Unrealized
                                                                     Covered by                                      Depreciation
                                                 Contracts         Contracts ($)                Expiration       at 9/30/2003 ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES PURCHASED

Standard & Poor's 500                                   98           24,355,450              December 2003            (448,484)



SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF INVESTMENTS

September 30, 2003

GROWTH AND INCOME PORTFOLIO

COMMON STOCKS--44.8%                                                                             Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ALCOHOL & TOBACCO--.6%

Altria Group                                                                                     47,000                2,058,600

CONSUMER CYCLICAL--4.7%

ArvinMeritor                                                                                     30,800                  548,548

AutoNation                                                                                       42,000  (a)             736,680

AutoZone                                                                                         10,200  (a)             913,206

CVS                                                                                              21,000                  652,260

Coach                                                                                            20,400  (a)           1,113,840

Columbia Sportswear                                                                              21,400  (a)           1,128,850

Federated Department Stores                                                                      28,500                1,194,150

HONDA MOTOR, ADR                                                                                 35,200                  709,632

Home Depot                                                                                       51,600                1,643,460

Limited Brands                                                                                   83,100                1,253,148

Mandalay Resort Group                                                                            23,000                  911,030

Mattel                                                                                           27,000                  511,920

V. F.                                                                                            20,400                  793,764

Wal-Mart Stores                                                                                  44,700                2,496,495

Wendy's International                                                                            23,200                  749,360

                                                                                                                      15,356,343

CONSUMER STAPLES--2.4%

Fortune Brands                                                                                   20,600                1,169,050

Fresh Del Monte Produce                                                                          15,800                  388,680

Kimberly-Clark                                                                                   24,900                1,277,868

PepsiCo                                                                                          35,500                1,626,965

Procter & Gamble                                                                                 31,800                2,951,676

Sara Lee                                                                                         26,600                  488,376

                                                                                                                       7,902,615

ENERGY--2.8%

Anadarko Petroleum                                                                               15,200                  634,752

Apache                                                                                           13,800                  956,892

ChevronTexaco                                                                                    23,100                1,650,495

ConocoPhillips                                                                                   21,600                1,182,600

Exxon Mobil                                                                                      72,200                2,642,520

Occidental Petroleum                                                                             21,800                  768,014

Sunoco                                                                                           19,300                  776,246

Varco International                                                                              25,700  (a)             434,587

                                                                                                                       9,046,106

                                                                                            The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)

GROWTH AND INCOME PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE--6.2%

Aetna                                                                                            20,200                1,232,806

Amgen                                                                                            15,800  (a)           1,020,206

Bard (C.R.)                                                                                      13,300                  944,300

Becton, Dickinson & Co.                                                                          26,300                  949,956

Cardinal Health                                                                                   9,200                  537,188

Hillenbrand Industries                                                                            9,200                  519,064

Invitrogen                                                                                       12,500  (a,b)           724,875

Johnson & Johnson                                                                                71,000                3,515,920

Merck & Co.                                                                                      49,800                2,520,876

Pfizer                                                                                          147,100                4,468,898

STERIS                                                                                           22,300  (a)             513,346

WellPoint Health Networks                                                                        11,900  (a)             917,252

Wyeth                                                                                            44,600                2,056,060

                                                                                                                      19,920,747

INTEREST SENSITIVE--10.9%

ACE Limited                                                                                      18,800                  621,904

American International Group                                                                     15,600                  900,120

Bank of America                                                                                  36,700                2,864,068

Bear Stearns Cos.                                                                                18,900                1,413,720

Citigroup                                                                                       101,100                4,601,061

Commerce Bancorp                                                                                 19,500                  934,245

Countrywide Financial                                                                            18,000                1,409,040

Doral Financial                                                                                  22,700                1,066,900

Everest Re Group                                                                                 11,600                  871,856

Fidelity National Financial                                                                      30,900                  928,854

First Tennessee National                                                                         23,300                  989,318

Freddie Mac                                                                                      33,800                1,769,430

General Electric                                                                                 59,400                1,770,714

Goldman Sachs Group                                                                              19,000                1,594,100

Merrill Lynch & Co.                                                                              25,000                1,338,250

National City                                                                                    44,300                1,305,078

Old Republic International                                                                       20,100                  665,109

Principal Financial Group                                                                        26,300                  815,037

Prudential Financial                                                                             23,200                  866,752

RenaissanceRe                                                                                    15,900                  725,517

SAFECO                                                                                           21,700                  765,142


GROWTH AND INCOME PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

U.S. Bancorp                                                                                     62,300                1,494,577

UnionBanCal                                                                                      15,200                  753,920

UnumProvident                                                                                    35,000                  516,950

Washington Mutual                                                                                37,200                1,464,564

Wells Fargo & Co.                                                                                45,800                2,358,700

Willis Group                                                                                     13,300                  408,975

                                                                                                                      35,213,901

INTERNET RELATED --.2%

E*TRADE Group                                                                                    67,600  (a)             625,976

PRODUCER GOODS & SERVICES--4.0%

American Power Conversion                                                                        35,600                  610,184

Cooper Industries, Cl. A                                                                         19,300                  926,979

Energizer Holdings                                                                               23,400  (a)             860,418

Engelhard                                                                                        12,900                  356,943

Fluor                                                                                            15,600                  582,348

General Dynamics                                                                                 10,800                  843,048

ITT Industries                                                                                    9,900                  592,416

Phelps Dodge                                                                                     14,000  (a)             655,200

Praxair                                                                                          13,700                  848,715

RPM International                                                                                43,800                  572,028

Raytheon                                                                                         34,800                  974,400

Rockwell Automation                                                                              33,400                  876,750

Sealed Air                                                                                       18,100  (a)             854,863

Stanley Works                                                                                    20,300                  599,256

3M                                                                                               22,000                1,519,540

Union Pacific                                                                                    20,400                1,186,668

                                                                                                                      12,859,756

SERVICES--3.0%

AOL Time Warner                                                                                 127,700  (a)           1,929,547

Clear Channel Communications                                                                     12,800                  490,240

Convergys                                                                                        43,300  (a)             794,122

Equifax                                                                                          19,600                  436,492

First Data                                                                                       31,500                1,258,740

Fox Entertainment Group, Cl. A                                                                   23,500  (a)             657,765

Manpower                                                                                         13,300                  493,430

McGraw-Hill Cos.                                                                                  6,500                  403,845

                                                                                            The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)

GROWTH AND INCOME PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SERVICES (CONTINUED)

Omnicom Group                                                                                     9,000                  646,650

Rent-A-Center                                                                                    24,500  (a)             791,350

Viacom, Cl. B                                                                                    36,400                1,394,120

Vodafone Group, ADR                                                                              20,600  (b)             417,150

                                                                                                                       9,713,451

TECHNOLOGY--8.2%

Adobe Systems                                                                                    13,100                  514,306

Cisco Systems                                                                                    88,100  (a)           1,721,474

Corning                                                                                          62,900  (a,b)           592,518

Dell                                                                                             75,300  (a)           2,514,267

EMC                                                                                              96,300  (a)           1,216,269

Intel                                                                                           139,100                3,826,641

International Business Machines                                                                  33,800                2,985,554

Intuit                                                                                            9,500  (a)             458,280

Linear Technology                                                                                27,000                  966,870

Microsoft                                                                                       218,000                6,058,220

National Semiconductor                                                                           17,800  (a)             574,762

Oracle                                                                                          152,100  (a)           1,706,562

QLogic                                                                                           16,700  (a)             785,067

QUALCOMM                                                                                         30,300                1,261,692

SanDisk                                                                                           9,400  (a)             599,156

Symantec                                                                                         13,700  (a)             863,374

                                                                                                                      26,645,012

UTILITIES--1.8%

AT&T                                                                                             54,700                1,178,785

BCE                                                                                              42,600                  930,810

BellSouth                                                                                        60,900                1,442,112

Entergy                                                                                          15,200                  823,080

Public Service Enterprise Group                                                                  11,900                  499,800

Southern                                                                                         33,200                  973,424

                                                                                                                       5,848,011

TOTAL COMMON STOCKS

   (cost $130,929,185)                                                                                               145,190,518


GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                               Principal
BONDS AND NOTES--35.9%                                                                        Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCE--9.2%

Allstate, Sr. Notes,

   7.20%, 2009                                                                                  260,000                  308,506

American General Finance, Notes,

   5.875%, 2006                                                                                 650,000                  710,666

Anadarko Finance, Gtd. Notes,

   6.75%, 2011                                                                                  250,000                  289,354

Asian Development Bank,
   Sr. Unsub. Notes,

   4.50%, 2012                                                                                  350,000                  364,076

BB&T, Sub. Notes,

   4.75%, 2012                                                                                  300,000                  303,829

Bank of America, Sub. Notes,

   7.80%, 2010                                                                                  500,000                  601,396

Bank of New York, Sr. Notes,

   5.20%, 2007                                                                                  500,000                  541,042

Bank One, Sub. Notes,

   5.90%, 2011                                                                                  485,000                  531,274

Bayerische Landesbank, Sub. Notes,

   5.875%, 2008                                                                                 435,000  (b)             481,382

Bear Stearns, Sr. Notes,

   7%, 2007                                                                                     225,000                  256,450

Boeing Capital, Sr. Notes,

   6.35%, 2007                                                                                  500,000                  552,514

CIT Group, Sr. Notes,

   7.125%, 2004                                                                                 700,000                  739,767

Canadian Government, Bonds,

   5.25%, 2008                                                                                  400,000  (b)             442,928

Chase Manhattan, Sub. Deb.,

   7.125%, 2005                                                                               1,150,000                1,238,212

Citigroup, Sub. Notes,

   7.25%, 2010                                                                                  775,000                  919,262

Clear Channel Communications, Sr. Notes,

   4.625%, 2008                                                                                 500,000  (b)             524,831

Credit Suisse First Boston USA, Notes,

   5.875%, 2006                                                                                 600,000                  656,032

                                                                                            The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)

GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

EOP Operating, Sr. Notes,

   6.75%, 2008                                                                                  300,000                  338,913

European Investment Bank, Notes,

   4.625%, 2007                                                                                 650,000                  703,184

First Union National Bank, Sub. Notes,

   7.80%, 2010                                                                                  275,000                  336,677

Fleet National Bank, Sub. Notes,

   5.75%, 2009                                                                                  425,000                  470,275

Ford Motor Credit, Bonds,

   7.375%, 2011                                                                               1,000,000                1,053,333

General Electric Capital, Notes:

   3.50%, 2008                                                                                  475,000  (b)             481,299

   7.375%, 2010                                                                                 580,000                  689,639

General Motors Acceptance Corp., Notes,

   6.75%, 2006                                                                                1,680,000                1,797,739

Goldman Sachs Group, Notes,

   6.60%, 2012                                                                                  325,000                  368,433

Hellenic Republic, Notes,

   6.95%, 2008                                                                                  665,000                  768,710

Household Finance, Notes,

   8%, 2010                                                                                     600,000                  728,081

Iceland (Republic Of), Notes,

   6.125%, 2004                                                                                 850,000                  863,246

Inter-American Development Bank, Bonds,

   5.75%, 2008                                                                                  500,000                  559,820

International Bank for Reconstruction &
   Development, Notes,

   5%, 2006                                                                                     500,000                  538,171

Italy (Republic Of), Sr. Unsub. Notes,

   5.625%, 2012                                                                                 225,000                  250,229

KFW International Finance, Bank Gtd. Notes:

   5.25%, 2006                                                                                  600,000                  655,122

   4.75%, 2007                                                                                  375,000                  404,201

Kingdom of Spain, Notes,

   7%, 2005                                                                                   1,000,000                1,095,226

Lehman Brothers Holdings, Notes,

   6.625%, 2012                                                                                 250,000                  284,844


GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                               Principal

BONDS AND NOTES (CONTINUED)                                                                   Amount ($)               Value ($)
--------------------------------------------------------------------------------

FINANCE (CONTINUED)

MBNA America Bank, Sr. Notes,

   7.75%, 2005                                                                                  500,000  (c)             553,801

Marsh & McLennan Cos., Sr. Notes,

   5.375%, 2007                                                                                 305,000                  333,582

Merrill Lynch & Co., Notes,

   6%, 2009                                                                                     500,000                  553,745

MetLife, Sr. Notes,

   6.125%, 2011                                                                                 190,000                  208,184

Morgan Stanley Dean Witter:

   Notes, 6.60%, 2012                                                                           330,000                  373,119

   Unsub. Notes, 6.10%, 2006                                                                    900,000                  983,628

Ontario (Province Of),
   Sr. Unsub. Notes,

   5.50%, 2008                                                                                  200,000                  220,475

Pemex Finance, Notes,

   9.03%, 2011                                                                                  325,000                  393,460

Quebec Province, Sr. Unsub. Notes,

   5.75%, 2009                                                                                  150,000                  166,593

Royal Bank of Scotland Group,
   Sub. Notes,

   6.375%, 2011                                                                                 300,000  (b)             339,557

SLM, Notes,

   3.625%, 2008                                                                                 450,000  (b)             456,316

Simon Property Group, Notes,

   6.375%, 2007                                                                                 485,000                  540,042

U.S. Bancorp, Sub. Notes,

   6.75%, 2005                                                                                  180,000                  197,445

United Mexican States, Notes,

   9.875%, 2010                                                                                 600,000                  766,500

Verizon Global Funding, Notes,

   7.25%, 2010                                                                                  530,000                  622,237

Washington Mutual, Notes,

   7.50%, 2006                                                                                  550,000                  624,859

Wells Fargo & Co., Sub. Notes,

   6.375%, 2011                                                                                 500,000                  567,496

                                                                                                                      29,749,702

                                                                                            The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)

GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL--5.1%

Albertson's, Sr. Notes,

   7.50%, 2011                                                                                  200,000  (b)             233,284

Alcoa, Notes,

   7.375%, 2010                                                                                 400,000                  475,744

Amoco, Gtd. Notes,

   6.25%, 2004                                                                                  700,000                  734,192

Bristol-Myers Squibb, Notes,

   5.75%, 2011                                                                                  350,000                  381,186

Coca-Cola, Notes,

   5.75%, 2011                                                                                  200,000                  222,292

Comcast Cable Communications, Sr. Notes,

   6.75%, 2011                                                                                  300,000                  338,905

ConAgra Foods, Notes,

   7.875%, 2010                                                                                 400,000                  490,947

Coors Brewing, Gtd. Notes,

   6.375%, 2012                                                                                 170,000                  189,783

Cox Communications, Notes,

   6.875%, 2005                                                                                 691,000  (b)             747,495

DaimlerChrysler, Notes,

   6.40%, 2006                                                                                1,000,000  (b)           1,085,268

General Mills, Notes,

   6%, 2012                                                                                     160,000                  175,809

General Motors, Notes,

   7.20%, 2011                                                                                  300,000  (b)             316,569

Gillette, Notes,

   4%, 2005                                                                                   1,000,000                1,042,982

Hewlett-Packard, Notes,

   3.625%, 2008                                                                                 400,000  (b)             406,578

International Business Machines, Notes,

   4.25%, 2009                                                                                  350,000                  364,284

International Paper, Notes,

   6.75%, 2011                                                                                  300,000                  338,963

John Deere Capital, Notes,

   7%, 2012                                                                                     200,000                  234,307


GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL (CONTINUED)

KOHLS, Notes,

   6.30%, 2011                                                                                  335,000  (b)             380,245

Kellogg, Notes,

   6%, 2006                                                                                     500,000                  548,349

Kinder Morgan Energy Partners, Notes,

   7.125%, 2012                                                                                 275,000                  322,628

Kraft Foods, Notes,

   4.625%, 2006                                                                                 500,000                  525,880

Kroger, Gtd. Notes,

   8.05%, 2010                                                                                  375,000                  454,221

Lockheed Martin, Notes,

   8.20%, 2009                                                                                  325,000                  402,868

MidAmerican Energy, Sr. Notes,

   3.50%, 2008                                                                                  525,000                  521,417

PHH, Notes,

   7.125%, 2013                                                                                 250,000                  280,104

Phillips Petroleum, Notes,

   8.75%, 2010                                                                                  375,000                  476,819

Potash, Notes,

   7.75%, 2011                                                                                  250,000                  298,366

Public Service Co. of Colorado,
   Collateral Trust,

   4.875%, 2013                                                                                 200,000  (c)             201,647

Raytheon, Notes,

   5.50%, 2012                                                                                  325,000  (b)             338,816

SBC Communications, Notes,

   5.75%, 2006                                                                                  600,000                  654,260

Sara Lee, Notes,

   6.25%, 2011                                                                                  175,000  (b)             197,147

Time Warner, Notes,

   8.18%, 2007                                                                                  400,000                  465,206

Transocean, Notes,

   6.95%, 2008                                                                                  141,000                  160,419

                                                                                            The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)

GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL (CONTINUED)

Union Oil Co. of California, Deb.,

   9.125%, 2006                                                                                 550,000                  633,298

Valero Energy, Notes,

   6.125%, 2007                                                                                 250,000                  274,361

Viacom, Gtd. Notes,

   7.70%, 2010                                                                                  300,000                  363,491

Wal-Mart Stores, Sr. Notes,

   6.875%, 2009                                                                                 450,000                  529,632

Weyerhaeuser, Notes,

   6.125%, 2007                                                                                 600,000                  659,119

                                                                                                                      16,466,881

TRANSPORTATION--.2%

Norfolk Southern, Sr. Notes,

   8.625%, 2010                                                                                 275,000                  339,882

Union Pacific, Notes,

   6.50%, 2012                                                                                  250,000  (b)             283,791

                                                                                                                         623,673

UTILITIES--1.9%

AT&T Wireless Services, Sr. Notes,

   7.875%, 2011                                                                                 440,000                  513,066

British Telecom, Notes,

   8.375%, 2010                                                                                 400,000                  492,998

Cincinnati Gas & Electric, Notes,

   5.70%, 2012                                                                                  150,000                  159,677

Dominion Resources, Sr. Notes,

   8.125%, 2010                                                                                 300,000                  362,659

Duke Energy, Sr. Notes,

   5.625%, 2012                                                                                 125,000                  130,302

France Telecom, Notes,

   8.45%, 2006                                                                                  340,000                  384,934

K N Energy, Sr. Notes,

   6.65%, 2005                                                                                  650,000                  693,612

Motorola, Notes,

   7.625%, 2010                                                                                  87,000                   99,615

Niagara Mohawk Power, Sr. Notes,

   7.75%, 2008                                                                                  400,000                  470,426


GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

PPL Electric Utilities, Scd. Bonds,

   6.25%, 2009                                                                                  250,000                  279,780

Progress Energy, Sr. Notes,

   7.10%, 2011                                                                                  180,000                  203,517

Sempra Energy, Notes,

   6.925%, 2004                                                                                 500,000                  519,470

Sprint Capital, Notes,

   8.375%, 2012                                                                                 365,000                  431,353

Telefonica Europe, Gtd. Notes,

   7.75%, 2010                                                                                  500,000                  602,004

United Technologies, Notes,

   7.125%, 2010                                                                                 400,000                  476,783

Virginia Electric & Power, Sr. Notes,

   4.75%, 2013                                                                                  150,000                  150,426

Wisconsin Energy, Sr. Notes,

   6.50%, 2011                                                                                  175,000                  196,348

                                                                                                                       6,166,970

U.S. GOVERNMENT & AGENCIES--19.5%

Federal Home Loan Bank, Bonds:

   3.875%, 12/15/2004                                                                           635,000  (b)             654,050

   4.625%, 4/15/2005                                                                          2,360,000                2,477,806

   2.75%, 3/14/2008                                                                             250,000  (b)             247,799

   5.75%, 5/15/2012                                                                             605,000  (b)             668,525

   3.875%, 6/14/2013                                                                            475,000  (b)             455,806

Federal Home Loan Mortgage Corp., Notes:

   5.25%, 1/15/2006                                                                           2,230,000  (b)           2,400,080

   5.75%, 4/15/2008                                                                           1,250,000  (b)           1,396,279

   5.125%, 10/15/2008                                                                         1,200,000  (b)           1,308,516

   5.75%, 3/15/2009                                                                             500,000  (b)             559,375

   5.125%, 7/15/2012                                                                          1,450,000  (b)           1,544,250

Federal National Mortgage Association, Notes:

   5.50%, 5/2/2006                                                                            2,200,000                2,383,207

   7.125%, 3/15/2007                                                                          2,550,000  (b)           2,941,259

   4.25%, 7/15/2007                                                                             490,000  (b)             518,682

   6%, 5/15/2008                                                                              1,600,000  (b)           1,806,427

   7.25%, 1/15/2010                                                                           1,150,000  (b)           1,383,815

   6.125%, 3/15/2012                                                                          1,800,000                2,048,058

                                                                                            The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)

GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCIES (CONTINUED)

U.S. Treasury Bonds:

   11.625%, 11/15/2004                                                                        1,625,000  (b)           1,814,410

   10.75%, 8/15/2005                                                                          4,000,000                4,690,440

   10%, 5/15/2010                                                                               500,000  (b)             568,535

U.S. Treasury Notes:

   7.25%, 8/15/2004                                                                           1,945,000  (b)           2,049,622

   1.875%, 9/30/2004                                                                          1,250,000  (b)           1,260,400

   1.75%, 12/31/2004                                                                            750,000  (b)             755,977

   7.50%, 2/15/2005                                                                           1,850,000  (b)           2,009,914

   1.625%, 4/30/2005                                                                          1,025,000  (b)           1,031,406

   6.75%, 5/15/2005                                                                           1,100,000  (b)           1,196,932

   6.50%, 8/15/2005                                                                              75,000  (b)              82,104

   5.75%, 11/15/2005                                                                          2,275,000  (b)           2,476,906

   7%, 7/15/2006                                                                              1,960,000  (b)           2,233,479

   6.50%, 10/15/2006                                                                          1,350,000  (b)           1,529,496

   6.625%, 5/15/2007                                                                          2,525,000  (b)           2,908,775

   6.125%, 8/15/2007                                                                          1,600,000  (b)           1,822,992

   3%, 2/15/2008                                                                                200,000  (b)             203,516

   5.50%, 2/15/2008                                                                           1,025,000  (b)           1,150,163

   2.625%, 5/15/2008                                                                          1,650,000  (b)           1,645,875

   5.625%, 5/15/2008                                                                          1,730,000  (b)           1,951,440

   6.50%, 2/15/2010                                                                           1,210,000  (b)           1,436,258

   5.75%, 8/15/2010                                                                           1,110,000  (b)           1,271,161

   5%, 8/15/2011                                                                              2,425,000  (b)           2,653,289

   4.875%, 2/15/2012                                                                          1,210,000  (b)           1,309,873

   4.375%, 8/15/2012                                                                            700,000  (b)             730,106

   3.875%, 2/15/2013                                                                            840,000  (b)             839,869

   3.625%, 5/15/2013                                                                            465,000  (b)             456,281

   4.25%, 8/15/2013                                                                             350,000  (b)             358,900

                                                                                                                      63,232,053

TOTAL BONDS AND NOTES

   (cost $109,675,663)                                                                                               116,239,279


GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                               Principal
SHORT-TERM INVESTMENTS--19.4%                                                                 Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--18.1%

  Greenwich Capital Markets, Repurchase Agreement,

  .95%, dated 9/30/2003 to be repurchased at

  $58,593,546 on 10/1/2003 (fully collateralized by

  $57,483,000 of various U.S. Government

   Agency Obligations, value $59,767,003)                                                    58,592,000               58,592,000

U.S. TREASURY BILLS--1.3%

   .88%, 10/16/2003                                                                           4,300,000  (d)           4,300,000

TOTAL SHORT-TERM INVESTMENTS

   (cost $62,890,418)                                                                                                 62,892,000
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT OF CASH COLLATERAL
   FOR SECURITIES LOANED--17.8%                                                                  Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REGISTERED INVESTMENT COMPANY;

Dreyfus Institutional Preferred Money Market Fund

   (cost $57,923,487)                                                                        57,923,487               57,923,487
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $361,418,753)                                                            117.9%              382,245,284

LIABILITIES, LESS CASH AND RECEIVABLES                                                          (17.9%)             (58,160,536)

NET ASSETS                                                                                       100.0%              324,084,748



(A) NON-INCOME PRODUCING.

(B) ALL OR A PORTION OF THESE SECURITIES ARE ON LOAN. AT SEPTEMBER 30, 2003, THE TOTAL MARKET VALUE OF THE PORTFOLIO'S SECURITIES ON LOAN IS $60,039,110 AND THE TOTAL MARKET VALUE OF THE COLLATERAL HELD BY THE PORTFOLIO IS $61,523,159, CONSISTING OF CASH COLLATERAL OF $57,923,487, U.S. GOVERNMENT AND AGENCY SECURITIES VALUED AT $2,798,488 AND LETTERS OF CREDIT VALUED AT $801,184.

(C) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT SEPTEMBER 30, 2003, THESE SECURITIES AMOUNTED TO $755,448 OR .2% OF NET ASSETS.

(D) PARTIALLY HELD BY A BROKER IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN FINANCIAL FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios

STATEMENT OF FINANCIAL FUTURES

September 30, 2003

GROWTH AND INCOME PORTFOLIO

                                                                   Market Value                                        Unrealized

                                                                     Covered by                                      Depreciation

                                                 Contracts        Contracts ($)                Expiration         at 9/30/2003 ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES PURCHASED:

DJ Euro STOXX 50                                       188            5,266,979             December 2003               (462,831)

Deutsche Akteinindex                                     4              380,748             December 2003                (40,707)

Financial Times                                         71            4,846,328             December 2003               (262,630)

Hang Seng                                                4              289,879              October 2003                 (2,378)

Russell 2000                                           169           41,223,325             December 2003             (1,892,346)

S&P ASX 200 Index                                       25            1,342,909             December 2003                (27,302)

Standard & Poor's 500                                    8            1,988,200             December 2003                (37,514)

TOPIX                                                   45            4,098,063             December 2003               (102,601)

                                                                                                                      (2,828,309)

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF INVESTMENTS

September 30, 2003

GROWTH PORTFOLIO

COMMON STOCKS--60.2%                                                                               Shares                Value ($)
--------------------------------------------------------------------------------

ALCOHOL & TOBACCO--.9%

Altria Group                                                                                     16,500                  722,700

CONSUMER CYCLICAL--6.3%

ArvinMeritor                                                                                     10,800                  192,348

AutoNation                                                                                       14,700  (a)             257,838

AutoZone                                                                                          3,600  (a)             322,308

CVS                                                                                               7,400                  229,844

Coach                                                                                             7,100  (a)             387,660

Columbia Sportswear                                                                               7,500  (a)             395,625

Federated Department Stores                                                                       9,700                  406,430

HONDA MOTOR, ADR                                                                                 12,300                  247,968

Home Depot                                                                                       18,100                  576,485

Limited Brands                                                                                   29,100                  438,828

Mandalay Resort Group                                                                             8,100                  320,841

Mattel                                                                                            9,500                  180,120

V.F.                                                                                              7,200                  280,152

Wal-Mart Stores                                                                                  15,700                  876,845

Wendy's International                                                                             8,200                  264,860

                                                                                                                       5,378,152

CONSUMER STAPLES--3.3%

Fortune Brands                                                                                    7,200                  408,600

Fresh Del Monte Produce                                                                           5,600                  137,760

Kimberly-Clark                                                                                    8,800                  451,616

PepsiCo                                                                                          12,500                  572,875

Procter & Gamble                                                                                 11,200                1,039,584

Sara Lee                                                                                          9,300                  170,748

                                                                                                                       2,781,183

ENERGY--3.7%

Anadarko Petroleum                                                                                5,400                  225,504

Apache                                                                                            4,800                  332,832

ChevronTexaco                                                                                     8,100                  578,745

ConocoPhillips                                                                                    7,600                  416,100

Exxon Mobil                                                                                      25,300                  925,980

Occidental Petroleum                                                                              7,600                  267,748

Sunoco                                                                                            6,800                  273,496

Varco International                                                                               9,000  (a)             152,190

                                                                                                                       3,172,595

                                                                                            The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)

GROWTH PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                          Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE--8.3%

Aetna                                                                                             7,100                  433,313

Amgen                                                                                             5,600  (a)             361,592

Bard (C.R.)                                                                                       4,700                  333,700

Becton, Dickinson & Co.                                                                           9,200                  332,304

Cardinal Health                                                                                   3,200                  186,848

Hillenbrand Industries                                                                            3,200                  180,544

Invitrogen                                                                                        4,400  (a)             255,156

Johnson & Johnson                                                                                24,900                1,233,048

Merck & Co.                                                                                      17,500                  885,850

Pfizer                                                                                           51,500                1,564,570

STERIS                                                                                            7,600  (a)             174,952

WellPoint Health Networks                                                                         4,200  (a)             323,736

Wyeth                                                                                            15,700                  723,770

                                                                                                                       6,989,383

INTEREST SENSITIVE--14.6%

ACE Limited                                                                                       6,600                  218,328

American International Group                                                                      5,500                  317,350

Bank of America                                                                                  12,900                1,006,716

Bear Stearns Cos.                                                                                 6,600                  493,680

Citigroup                                                                                        35,500                1,615,605

Commerce Bancorp                                                                                  6,900                  330,579

Countrywide Financial                                                                             6,300                  493,164

Doral Financial                                                                                   8,000                  376,000

Everest Re Group                                                                                  4,100                  308,156

Fidelity National Financial                                                                      10,900                  327,654

First Tennessee National                                                                          8,200                  348,172

Freddie Mac                                                                                      11,800                  617,730

General Electric                                                                                 20,900                  623,029

Goldman Sachs Group                                                                               6,700                  562,130

Merrill Lynch & Co.                                                                               8,800                  471,064

National City                                                                                    15,500                  456,630

Old Republic International                                                                        7,100                  234,939

Principal Financial Group                                                                         9,200                  285,108

Prudential Financial                                                                              8,100                  302,616

RenaissanceRe                                                                                     5,600                  255,528


GROWTH PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                          Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

SAFECO                                                                                            7,600                  267,976

U.S. Bancorp                                                                                     21,900                  525,381

UnionBanCal                                                                                       5,300                  262,880

UnumProvident                                                                                    12,300                  181,671

Washington Mutual                                                                                13,100                  515,747

Wells Fargo & Co.                                                                                16,000                  824,000

Willis Group                                                                                      4,700                  144,525

                                                                                                                      12,366,358

INTERNET RELATED--.3%

E*TRADE Group                                                                                    23,700  (a)             219,462

PRODUCER GOODS & SERVICES--5.3%

American Power Conversion                                                                        12,500                  214,250

Cooper Industries, Cl. A                                                                          6,800                  326,604

Energizer Holdings                                                                                8,200  (a)             301,514

Engelhard                                                                                         4,500                  124,515

Fluor                                                                                             5,500                  205,315

General Dynamics                                                                                  3,800                  296,628

ITT Industries                                                                                    3,500                  209,440

Phelps Dodge                                                                                      4,900  (a)             229,320

Praxair                                                                                           4,800                  297,360

RPM International                                                                                15,400                  201,124

Raytheon                                                                                         12,200                  341,600

Rockwell Automation                                                                              11,700                  307,125

Sealed Air                                                                                        6,400  (a)             302,272

Stanley Works                                                                                     7,100                  209,592

3M                                                                                                7,800                  538,746

Union Pacific                                                                                     7,200                  418,824

                                                                                                                       4,524,229

SERVICES--4.0%

AOL Time Warner                                                                                  43,400  (a)             655,774

Clear Channel Communications                                                                      4,600                  176,180

Convergys                                                                                        15,200  (a)             278,768

Equifax                                                                                           6,900                  153,663

First Data                                                                                       11,100                  443,556

Fox Entertainment Group, Cl. A                                                                    8,200  (a)             229,518

                                                                                            The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)

GROWTH PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                          Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SERVICES (CONTINUED)

Manpower                                                                                          4,700                  174,370

McGraw-Hill Cos.                                                                                  2,300                  142,899

Omnicom Group                                                                                     3,100                  222,735

Rent-A-Center                                                                                     8,500  (a)             274,550

Viacom, Cl. B                                                                                    12,800                  490,240

Vodafone Group, ADR                                                                               7,200  (b)             145,800

                                                                                                                       3,388,053

TECHNOLOGY--11.1%

Adobe Systems                                                                                     4,600                  180,596

Cisco Systems                                                                                    30,900  (a)             603,786

Corning                                                                                          22,100  (a,b)           208,182

Dell                                                                                             26,500  (a)             884,835

EMC                                                                                              34,100  (a)             430,683

Intel                                                                                            48,800                1,342,488

International Business Machines                                                                  11,900                1,051,127

Intuit                                                                                            3,500  (a)             168,840

Linear Technology                                                                                 9,500                  340,195

Microsoft                                                                                        76,300                2,120,377

National Semiconductor                                                                            6,200  (a)             200,198

Oracle                                                                                           53,300  (a)             598,026

QLogic                                                                                            5,900  (a)             277,359

QUALCOMM                                                                                         10,700                  445,548

SanDisk                                                                                           3,300  (a)             210,342

Symantec                                                                                          5,100  (a,b)           321,402

                                                                                                                       9,383,984

UTILITIES--2.4%

AT&T                                                                                             19,200                  413,760

BCE                                                                                              15,000                  327,750

BellSouth                                                                                        21,400                  506,752

Entergy                                                                                           5,400                  292,410

Public Service Enterprise Group                                                                   4,200                  176,400

Southern                                                                                         11,700                  343,044

                                                                                                                       2,060,116

TOTAL COMMON STOCKS

   (cost $45,419,926)                                                                                                 50,986,215


GROWTH PORTFOLIO (CONTINUED)

                                                                                               Principal
SHORT-TERM INVESTMENTS--41.9%                                                                 Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--19.8%

  Greenwich Capital Markets, Repurchase Agreement,

  .95%, dated 9/30/2003 to be repurchased

  at $16,710,441 on 10/1/2003 (fully collateralized by

  $15,330,000 Federal National Mortgage Association,

   Notes, 5.75%, due 3/15/2009, value $17,048,276)                                           16,710,000               16,710,000

U.S. TREASURY BILLS--22.1%

   .94%, 10/30/2003                                                                           1,750,000  (c)           1,747,813

   .95%, 11/13/2003                                                                           7,000,000                6,991,250

   .91%, 12/11/2003                                                                          10,000,000                9,987,500

                                                                                                                      18,726,563

TOTAL SHORT-TERM INVESTMENTS

   (cost $35,432,735)                                                                                                 35,436,563
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT OF CASH COLLATERAL
   FOR SECURITIES LOANED--.7%                                                                    Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REGISTERED INVESTMENT COMPANY;

Dreyfus Institutional Preferred Money Market Fund

   (cost $603,200)                                                                              603,200                  603,200
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $81,455,861)                                                             102.8%               87,025,978

LIABILITIES, LESS CASH AND RECEIVABLES                                                           (2.8%)              (2,342,881)

NET ASSETS                                                                                       100.0%               84,683,097



(A) NON-INCOME PRODUCING.

(B) ALL OR A PORTION OF THESE SECURITIES ARE ON LOAN. AT SEPTEMBER 30, 2003, THE TOTAL MARKET VALUE OF THE PORTFOLIO'S SECURITIES ON LOAN IS $574,552 AND THE TOTAL MARKET VALUE OF THE COLLATERAL HELD BY THE PORTFOLIO IS $603,200.

(C) PARTIALLY HELD BY A BROKER IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN FINANCIAL FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios

STATEMENT OF FINANCIAL FUTURES

September 30, 2003


GROWTH PORTFOLIO

                                                                   Market Value                                        Unrealized
                                                                     Covered by                                      Depreciation
                                                 Contracts         Contracts ($)               Expiration        at 9/30/2003 ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES PURCHASED:

DJ Euro STOXX 50                                       112             3,137,775            December 2003               (275,729)

Deutsche Akteinindex                                     3               285,561            December 2003                (30,530)

Financial Times                                         42             2,866,842            December 2003               (155,359)

Hang Seng                                                2               144,940             October 2003                 (1,189)

Russell 2000                                            60            14,635,500            December 2003               (671,040)

S&P ASX 200 Index                                       15               805,745            December 2003                (16,381)

Standard & Poor's 500                                   24             5,964,600            December 2003                (45,379)

TOPIX                                                   27             2,458,838            December 2003                (61,527)

                                                                                                                      (1,257,134)

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003

                                                                                                 Growth and

                                                                               Income                Income                 Growth

                                                                            Portfolio             Portfolio              Portfolio
------------------------------------------------------------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--
   See Statement of Investments--
   Note 2(c)+ (including securities
   loaned((+)(+)) and Repurchase Agreements
   of $22,703,000, $58,592,000 and
   $16,710,000 for the Income Portfolio,
   the Growth and Income Portfolio and
   the Growth Portfolio, respectively)                                    146,038,479            382,245,284            87,025,978

Cash                                                                          178,775                188,411                33,675

Interest receivable                                                         1,142,977              1,551,551                   757

Receivable for investment securities sold                                     899,921              5,006,842                   --

Receivable for shares of
   Common Stock subscribed                                                     26,576                 40,845                 26,732

Dividends receivable                                                               --                160,573                 56,383

Prepaid expenses                                                                7,761                 12,051                  4,034

                                                                          148,294,489            389,205,557             87,147,559
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                                  60,915                235,163                 59,592

Liability for securities loaned--Note 2(c)                                 32,721,350             57,923,487                603,200

Payable for investment securities purchased                                 1,895,191              5,547,378                    --

Payable for shares of Common Stock redeemed                                   824,829                456,297              1,335,678

Payable for futures variation margin--Note 5                                  247,450                811,181                387,161

Accrued expenses                                                               50,732                147,303                 78,831

                                                                           35,800,467             65,120,809              2,464,462
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                            112,494,022            324,084,748             84,683,097

                                                                                            The Portfolios

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                                                                                                   Growth and

                                                                               Income                  Income               Growth

                                                                            Portfolio               Portfolio             Portfolio
------------------------------------------------------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                           112,337,404            355,648,161           108,028,460

Accumulated undistributed
   investment income--net                                                   2,449,015              4,455,044               438,218

Accumulated net realized gain
   (loss) on investments                                                  (6,169,912)           (54,016,679)           (28,096,564)

Accumulated net unrealized appreciation
   (depreciation) on investments
   [including ($448,484) net unrealized
   (depreciation) on financial futures for
   the Income Portfolio]                                                    3,877,515                   --                    --

Accumulated net unrealized appreciation
   (depreciation) on investments and
   foreign currency transactions [including
   ($2,828,309) and ($1,257,134) net
   unrealized (depreciation) on financial futures
   for the Growth and Income Portfolio and
   the Growth Portfolio, respectively]                                             --             17,998,222              4,312,983
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                            112,494,022            324,084,748             84,683,097

                                                                                                  Growth and
                                                                               Income                 Income                 Growth
NET ASSET VALUE PER SHARE                                                   Portfolio              Portfolio              Portfolio
------------------------------------------------------------------------------------------------------------------------------------

RESTRICTED CLASS SHARES

Net Assets ($)                                                             92,924,010            187,661,465              62,472,835

Shares Outstanding                                                          7,241,560             13,250,951               5,140,952
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                   12.83                  14.16                  12.15
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR CLASS SHARES

Net Assets ($)                                                             19,570,012            136,423,283              22,210,262

Shares Outstanding                                                          1,532,421              9,187,595               1,823,640
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                   12.77                  14.85                  12.18
------------------------------------------------------------------------------------------------------------------------------------

((+)) INVESTMENTS AT COST ($)                                             141,712,480            361,418,753             81,455,861

((+)(+)) VALUE OF SECURITIES LOANED ($)                                    33,701,400             60,039,110                574,552

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Year Ended September 30, 2003

                                                                                                  Growth and
                                                                               Income                 Income                Growth
                                                                            Portfolio              Portfolio             Portfolio
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Interest                                                                    3,894,038              5,953,676                299,289

Cash dividends (net of $9,052 and
   $3,031 foreign taxes withheld at source
   for the Growth and Income Portfolio and
   the Growth Portfolio, respectively)                                             --              2,437,798                 823,880

Income from securities lending                                                  8,281                 17,947                   1,213

TOTAL INCOME                                                                3,902,319              8,409,421              1,124,382

EXPENSES--NOTE 2(D):

Investment advisory fee--Note 4(a)                                            637,081              2,317,658                 556,631

Shareholder servicing costs--Note 4(b)                                        101,048                629,257                 104,446

Professional fees                                                              39,875                 56,104                  40,883

Registration fees                                                              24,455                 23,391                  28,783

Custodian fees--Note 4(b)                                                      11,930                 35,831                  15,542

Prospectus and shareholders' reports                                            8,312                 29,899                   8,823

Directors' fees and expenses--Note 4(c)                                         4,042                 10,366                   3,368

Loan commitment fees--Note 3                                                    1,418                  4,520                     962

Miscellaneous                                                                  15,936                 17,223                   4,209

TOTAL EXPENSES                                                                844,097              3,124,249                763,647

INVESTMENT INCOME--NET                                                      3,058,222              5,285,172                360,735

                                                                                            The Portfolios

STATEMENT OF OPERATIONS (CONTINUED)

                                                                                                 Growth and
                                                                               Income                Income                 Growth
                                                                            Portfolio             Portfolio              Portfolio
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS--NOTE 5 ($):

Net realized gain (loss) on investments                                       629,536           (10,884,836)             (4,005,507)

Net realized gain (loss) on financial futures                               3,389,362            13,009,411               5,104,322

NET REALIZED GAIN (LOSS)                                                    4,018,898             2,124,575               1,098,815

Net unrealized appreciation (depreciation)
   on investments (including $1,417,297
   net unrealized appreciation on financial
   futures for the Income Portfolio)                                        1,272,531                    --                     --

Net unrealized appreciation
   (depreciation) on investments and
   foreign currency transactions
   (including $149,782 and $71,091
   net unrealized appreciation on
   financial futures for the Growth and
   Income Portfolio and
   the Growth Portfolio, respectively)                                             --             38,037,548              12,916,962

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS                                                    5,291,429             40,162,123             14,015,777

NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                                8,349,651             45,447,295             14,376,512

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                                    Year Ended September 30,
                                             -----------------------------------
INCOME PORTFOLIO                                     2003                2002
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          3,058,222            3,103,070

Net realized gain (loss) on investments         4,018,898           (3,478,721)

Net unrealized appreciation
   (depreciation) on investments                1,272,531               36,771

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    8,349,651             (338,880)
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Restricted Class shares                    (2,706,471)           (3,907,612)

   Investor Class shares                        (492,830)           (1,201,643)

TOTAL DIVIDENDS                               (3,199,301)           (5,109,255)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

   Restricted Class shares                    14,488,052            25,493,383

   Investor Class shares                       4,864,119             5,112,479

Dividends reinvested:

   Restricted Class shares                     2,690,347             3,875,012

   Investor Class shares                         479,016             1,154,874

Cost of shares redeemed:

   Restricted Class shares                   (10,526,761)          (15,119,656)

   Investor Class shares                      (3,895,400)          (10,574,848)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS             8,099,373             9,941,244

TOTAL INCREASE (DECREASE) IN NET ASSETS       13,249,723             4,493,109
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                            99,244,299           94,751,190

END OF PERIOD                                 112,494,022           99,244,299

Undistributed investment income--net            2,449,015            1,891,753

                                                        The Portfolios

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                    Year Ended September 30,
                                                --------------------------------

INCOME PORTFOLIO (CONTINUED)                         2003                2002
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

RESTRICTED CLASS SHARES

Shares sold                                     1,169,716           2,034,348

Shares issued for dividends reinvested            223,080             308,766

Shares redeemed                                 (848,811)          (1,182,587)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     543,985            1,160,527
--------------------------------------------------------------------------------

INVESTOR CLASS SHARES

Shares sold                                       392,839             409,353

Shares issued for dividends reinvested             39,719              92,096

Shares redeemed                                 (314,946)            (848,843)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     117,612            (347,394)

SEE NOTES TO FINANCIAL STATEMENTS.


                                                    Year Ended September 30,
                                             -----------------------------------

GROWTH AND INCOME PORTFOLIO                          2003                2002
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          5,285,172            7,129,234

Net realized gain (loss) on investments         2,124,575          (28,162,440)

Net unrealized appreciation
   (depreciation) on investments               38,037,548           (9,234,875)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   45,447,295          (30,268,081)
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Restricted Class shares                     (4,884,507)          (5,713,701)

   Investor Class shares                       (2,812,954)          (3,964,414)

TOTAL DIVIDENDS                                (7,697,461)          (9,678,115)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

   Restricted Class shares                     17,138,565           31,224,826

   Investor Class shares                       10,789,175           19,300,168

Dividends reinvested:

   Restricted Class shares                      4,877,072            5,704,989

   Investor Class shares                        2,769,722            3,916,789

Cost of shares redeemed:

   Restricted Class shares                    (26,159,272)         (41,901,616)

   Investor Class shares                      (23,810,908)         (25,811,152)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS            (14,395,646)          (7,565,996)

TOTAL INCREASE (DECREASE) IN NET ASSETS        23,354,188          (47,512,192)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           300,730,560          348,242,752

END OF PERIOD                                 324,084,748          300,730,560

Undistributed investment income--net            4,455,044            5,660,850

                                                        The Portfolios

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                    Year Ended September 30,
                                               ---------------------------------

GROWTH AND INCOME PORTFOLIO (CONTINUED)              2003                2002
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

RESTRICTED CLASS SHARES

Shares sold                                     1,301,625            2,156,677

Shares issued for dividends reinvested            379,244             385,212

Shares redeemed                               (2,008,239)          (2,901,194)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   (327,370)            (359,305)
--------------------------------------------------------------------------------

INVESTOR CLASS SHARES

Shares sold                                       768,630            1,277,935

Shares issued for dividends reinvested            204,710              251,560

Shares redeemed                               (1,731,799)          (1,739,230)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   (758,459)            (209,735)

SEE NOTES TO FINANCIAL STATEMENTS.


                                                    Year Ended September 30,
                                              ----------------------------------

GROWTH PORTFOLIO                                     2003                 2002
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                            360,735             500,765

Net realized gain (loss) on investments         1,098,815         (12,841,500)

Net unrealized appreciation
   (depreciation) on investments               12,916,962            (563,937)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   14,376,512         (12,904,672)
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Restricted Class shares                      (304,550)          (1,063,061)

   Investor Class shares                          (5,156)            (287,006)

TOTAL DIVIDENDS                                 (309,706)          (1,350,067)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

   Restricted Class shares                    13,416,126           13,108,077

   Investor Class shares                       5,475,372            8,302,902

Dividends reinvested:

   Restricted Class shares                      301,672             1,052,758

   Investor Class shares                         5,153                284,410

Cost of shares redeemed:

   Restricted Class shares                  (10,535,137)          (32,007,783)

   Investor Class shares                     (4,234,085)           (6,787,879)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS            4,429,101           (16,047,515)

TOTAL INCREASE (DECREASE) IN NET ASSETS      18,495,907           (30,302,254)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                            66,187,190           96,489,444

END OF PERIOD                                  84,683,097           66,187,190

Undistributed investment income--net              438,218              297,983

                                                        The Portfolios

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                    Year Ended September 30,
                                                --------------------------------

GROWTH PORTFOLIO (CONTINUED)                         2003                2002
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

RESTRICTED CLASS SHARES

Shares sold                                     1,203,342           1,042,409

Shares issued for dividends reinvested             27,753              76,509

Shares redeemed                                 (975,372)          (2,415,997)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     255,723          (1,297,079)
--------------------------------------------------------------------------------

INVESTOR CLASS SHARES

Shares sold                                       491,401             641,772

Shares issued for dividends reinvested                471              20,536

Shares redeemed                                 (383,381)            (534,708)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     108,491              127,600

SEE NOTES TO FINANCIAL STATEMENTS.



FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single portfolio share. Total return shows how much your investment in each portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.
These figures have been derived from the portfolios' financial statements.

                                                                                          RESTRICTED CLASS SHARES
                                                                  ------------------------------------------------------------------
                                                                                         Year Ended September 30,
                                                                 -------------------------------------------------------------------

INCOME PORTFOLIO                                                 2003           2002(a)        2001          2000           1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            12.24          12.99          13.41          13.55         13.78

Investment Operations:

Investment income--net(b)                                         .37            .41            .73            .74           .65

Net realized and unrealized
   gain (loss) on investments                                     .62           (.43)          (.45)           .13           .11

Total from Investment Operations                                  .99           (.02)           .28            .87           .76

Distributions:

Dividends from investment income--net                            (.40)          (.73)          (.70)          (.63)         (.66)

Dividends from net realized
   gain on investments                                             --             --            --            (.38)         (.33)

Total Distributions                                              (.40)          (.73)          (.70)         (1.01)         (.99)

Net asset value, end of period                                  12.83          12.24          12.99          13.41         13.55
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                 8.27           (.26)          2.23           6.74          5.66
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                           .71            .72            .74            .76           .79

Ratio of net investment income

   to average net assets                                         2.96           3.31           5.62           5.64          4.84

Portfolio Turnover Rate                                         37.88          49.90          43.15          41.96        158.10
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                          92,924         82,003         71,929         56,461        45,221

(A)  AS REQUIRED, EFFECTIVE OCTOBER 1, 2001, THE PORTFOLIO HAS ADOPTED THE
PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND
BEGAN AMORTIZING DISCOUNT OR PREMIUM ON FIXED INCOME SECURITIES ON A SCIENTIFIC
BASIS AND INCLUDING PAYDOWN GAINS AND LOSSES IN INTEREST INCOME. THE EFFECT OF
THESE CHANGES FOR THE PERIOD ENDED SEPTEMBER 30, 2002 WAS TO DECREASE NET
INVESTMENT INCOME PER SHARE BY $.06, INCREASE NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS PER SHARE BY $.06 AND DECREASE THE RATIO OF NET INVESTMENT
INCOME TO AVERAGE NET ASSETS FROM 3.75% TO 3.31%. PER SHARE DATA AND
RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO OCTOBER 1, 2001 HAVE NOT BEEN
RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                           INVESTOR CLASS SHARES
                                                                  ------------------------------------------------------------------

                                                                                         Year Ended September 30,
                                                                 -------------------------------------------------------------------

INCOME PORTFOLIO (CONTINUED)                                     2003           2002(a)        2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            12.19          12.95          13.37          13.53         13.74

Investment Operations:

Investment income--net(b)                                         .31            .37            .70            .70           .60

Net realized and unrealized
   gain (loss) on investments                                     .62           (.44)          (.45)           .12           .13

Total from Investment Operations                                  .93           (.07)           .25            .82           .73

Distributions:

Dividends from investment income--net                            (.35)          (.69)          (.67)          (.60)         (.61)

Dividends from net realized
   gain on investments                                             --              --             --          (.38)         (.33)

Total Distributions                                              (.35)          (.69)          (.67)          (.98)         (.94)

Net asset value, end of period                                  12.77          12.19          12.95          13.37         13.53
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                 7.76           (.66)          1.96           6.35          5.44
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                          1.19           1.12           1.03           1.05          1.07

Ratio of net investment income

   to average net assets                                         2.48           2.95           5.33           5.33          4.59

Portfolio Turnover Rate                                         37.88          49.90          43.15          41.96        158.10
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                          19,570         17,241         22,822         18,030        15,953

(A)  AS REQUIRED, EFFECTIVE OCTOBER 1, 2001, THE PORTFOLIO HAS ADOPTED THE
PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND
BEGAN AMORTIZING DISCOUNT OR PREMIUM ON FIXED INCOME SECURITIES ON A SCIENTIFIC
BASIS AND INCLUDING PAYDOWN GAINS AND LOSSES IN INTEREST INCOME. THE EFFECT OF
THESE CHANGES FOR THE PERIOD ENDED SEPTEMBER 30, 2002 WAS TO DECREASE NET
INVESTMENT INCOME PER SHARE BY $.05, INCREASE NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS PER SHARE BY $.05 AND DECREASE THE RATIO OF NET INVESTMENT
INCOME TO AVERAGE NET ASSETS FROM 3.30% TO 2.95%. PER SHARE DATA AND
RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO OCTOBER 1, 2001 HAVE NOT BEEN
RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                                                          RESTRICTED CLASS SHARES
                                                                 -------------------------------------------------------------------

                                                                                         Year Ended September 30,
                                                                 -------------------------------------------------------------------

GROWTH AND INCOME PORTFOLIO                                      2003           2002(a)        2001           2000         1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            12.54          14.17          17.15          17.71         16.46

Investment Operations:

Investment income--net(b)                                         .25            .32            .53            .76           .64

Net realized and unrealized
   gain (loss) on investments                                    1.73          (1.51)         (2.51)           .48          1.69

Total from Investment Operations                                 1.98          (1.19)         (1.98)          1.24          2.33

Distributions:

Dividends from investment income--net                            (.36)          (.44)          (.76)          (.61)         (.63)

Dividends from net realized
   gain on investments                                             --             --           (.24)         (1.19)         (.45)

Total Distributions                                              (.36)          (.44)         (1.00)         (1.80)        (1.08)

Net asset value, end of period                                  14.16          12.54          14.17          17.15         17.71
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                16.12          (8.90)        (12.07)          7.39         14.51
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                           .81            .84            .84            .86           .84

Ratio of net investment income

   to average net assets                                         1.91           2.28           3.40           4.43          3.65

Decrease reflected in above
   expense ratios due to undertakings
   by The Dreyfus Corporation                                      --              --            --             --           .01

Portfolio Turnover Rate                                         69.67          66.50          86.48          87.49        142.50
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                         187,661        170,237        197,503        212,582       204,096

(A)  AS REQUIRED, EFFECTIVE OCTOBER 1, 2001, THE PORTFOLIO HAS ADOPTED THE
PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND
BEGAN AMORTIZING DISCOUNT OR PREMIUM ON FIXED INCOME SECURITIES ON A SCIENTIFIC
BASIS AND INCLUDING PAYDOWN GAINS AND LOSSES IN INTEREST INCOME. THE EFFECT OF
THESE CHANGES FOR THE PERIOD ENDED SEPTEMBER 30, 2002 WAS TO DECREASE NET
INVESTMENT INCOME PER SHARE BY $.03, INCREASE NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS PER SHARE BY $.03 AND DECREASE THE RATIO OF NET INVESTMENT
INCOME TO AVERAGE NET ASSETS FROM 2.49% TO 2.28%. PER SHARE DATA AND
RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO OCTOBER 1, 2001 HAVE NOT BEEN
RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          INVESTOR CLASS SHARES
                                                                 -------------------------------------------------------------------

GROWTH AND INCOME                                                                        Year Ended September 30,
                                                                 -------------------------------------------------------------------

   PORTFOLIO (CONTINUED)                                         2003           2002(a)        2001           2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            13.12          14.84          17.90          18.43         17.10

Investment Operations:

Investment income--net(b)                                         .20            .27            .49            .74           .45

Net realized and unrealized
   gain (loss) on investments                                    1.82          (1.60)         (2.60)           .51          1.92

Total from Investment Operations                                 2.02          (1.33)         (2.11)           1.25         2.37

Distributions:

Dividends from investment income--net                            (.29)          (.39)          (.71)           (.59)        (.59)

Dividends from net realized
   gain on investments                                             --             --           (.24)          (1.19)        (.45)

Total Distributions                                              (.29)          (.39)          (.95)          (1.78)       (1.04)

Net asset value, end of period                                  14.85          13.12          14.84           17.90        18.43
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                15.60          (9.36)        (12.35)           7.16        14.17
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                          1.28           1.34           1.13            1.15         1.35

Ratio of net investment income

   to average net assets                                         1.44           1.79           2.88            4.14         3.37

Decrease reflected in above
   expense ratios due to undertakings
   by The Dreyfus Corporation                                      --             --             --             --           .06

Portfolio Turnover Rate                                         69.67          66.50          86.48           87.49       142.50
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                         136,423        130,493        150,740          73,616       68,839

(A)  AS REQUIRED, EFFECTIVE OCTOBER 1, 2001, THE PORTFOLIO HAS ADOPTED THE
PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND
BEGAN AMORTIZING DISCOUNT OR PREMIUM ON FIXED INCOME SECURITIES ON A SCIENTIFIC
BASIS AND INCLUDING PAYDOWN GAINS AND LOSSES IN INTEREST INCOME. THE EFFECT OF
THESE CHANGES FOR THE PERIOD ENDED SEPTEMBER 30, 2002 WAS TO DECREASE NET
INVESTMENT INCOME PER SHARE BY $.03, INCREASE NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS PER SHARE BY $.03 AND DECREASE THE RATIO OF NET INVESTMENT
INCOME TO AVERAGE NET ASSETS FROM 2.00% TO 1.79%. PER SHARE DATA AND
RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO OCTOBER 1, 2001 HAVE NOT BEEN
RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                                                         RESTRICTED CLASS SHARES
                                                                 -------------------------------------------------------------------

                                                                                       Year Ended September 30,
                                                                 -------------------------------------------------------------------

GROWTH PORTFOLIO                                                 2003           2002           2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            10.02          12.41          17.78          18.47         15.89

Investment Operations:

Investment income--net(a)                                         .07            .09            .30            .64           .42

Net realized and unrealized
   gain (loss) on investments                                    2.12          (2.26)         (4.54)           .99          3.27

Total from Investment Operations                                 2.19          (2.17)         (4.24)          1.63          3.69

Distributions:

Dividends from investment income--net                            (.06)          (.22)          (.63)          (.47)         (.40)

Dividends from net realized
   gain on investments                                             --             --           (.50)         (1.85)         (.71)

Total Distributions                                              (.06)          (.22)         (1.13)         (2.32)        (1.11)

Net asset value, end of period                                  12.15          10.02          12.41          17.78         18.47
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                21.95         (17.88)        (25.20)          9.13         23.93
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                           .91            .91            .93            .89           .96

Ratio of net investment income

   to average net assets                                          .61            .73           1.96           3.56          2.33

Portfolio Turnover Rate                                         83.90          74.13         108.86          97.16         95.42
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                          62,473         48,969         76,712         90,858        78,554

(A) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                             INVESTOR CLASS SHARES
                                                                 -------------------------------------------------------------------

                                                                                          Year Ended September 30,
                                                                 -------------------------------------------------------------------

GROWTH PORTFOLIO (CONTINUED)                                     2003           2002          2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            10.04          12.46          17.84          18.52         15.93

Investment Operations:

Investment income--net(a)                                         .02            .02            .25            .60           .39

Net realized and unrealized
   gain (loss) on investments                                    2.12          (2.26)         (4.55)          1.00          3.25

Total from Investment Operations                                 2.14          (2.24)         (4.30)          1.60          3.64

Distributions:

Dividends from investment income--net                            (.00)(b)       (.18)          (.58)          (.43)         (.34)

Dividends from net realized
   gain on investments                                             --             --           (.50)         (1.85)         (.71)

Total Distributions                                              (.00)(b)       (.18)         (1.08)         (2.28)        (1.05)

Net asset value, end of period                                  12.18          10.04          12.46          17.84         18.52
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                21.35         (18.31)        (25.36)          8.85         23.50
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                          1.37           1.48           1.20           1.15          1.24

Ratio of net investment income

   to average net assets                                          .15            .17           1.66           3.38          2.14

Portfolio Turnover Rate                                         83.90          74.13         108.86          97.16         95.42
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                          22,210         17,218         19,778         22,067         9,656

(A) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(B) AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

SEE NOTES TO FINANCIAL STATEMENTS.




NOTES TO FINANCIAL STATEMENTS

NOTE 1--General:

Dreyfus LifeTime Portfolios, Inc. (the "fund" ) is registered under the Investment Company Act of 1940, as amended (the "Act" ), as an open-end management investment company and operates as a series company currently offering three diversified Portfolios: the Income Portfolio, the primary investment objective of which is to maximize current income, the Growth and Income Portfolio, the investment objective of which is to maximize total return, consisting of capital appreciation and current income and the Growth Portfolio, the investment objective of which is capital appreciation. The fund accounts separately for the assets, liabilities and operations of each portfolio. The Dreyfus Corporation ("Dreyfus") serves as each Portfolio's investment adviser. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A. ("Mellon"), which is a wholly-owned subsidiary of Mellon Financial Corporation. Mellon Equity Associates (" Mellon Equity" ), an indirect wholly-owned subsidiary of Mellon Financial Corporation, serves as each Portfolio's sub-investment adviser.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund's shares, which are sold to the public without a sales charge. The fund is authorized to issue 50 million shares of $.001 par value Common Stock in each of the following classes of shares:
Restricted and Investor. Investor Class shares are offered to any investor and Restricted Class shares are offered only to clients of certain banks, securities brokers or dealers and other financial institutions (collectively, Service Agents) that have entered into selling agreements with the Distributor. Other differences between the classes include the services offered to and the expenses borne by each class.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

                                                        The Portfolios

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2--Significant Accounting Policies:

(A) PORTFOLIO VALUATION: Investments in securities (including options and financial futures) , but excluding most debt securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Effective April 14, 2003, the portfolios began pricing securities traded on the NASDAQ stock market using the NASDAQ official closing price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Most debt securities are valued each business day by an independent pricing service (the "Service") approved by the Board of Directors. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors

(B) FOREIGN CURRENCY TRANSACTIONS: Each Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.


Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(C) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the Income Portfolio, the Growth and Income Portfolio and the Growth Portfolio received net earnings credits of $682, $1,175 and $314, respectively, during the period ended September 30, 2003 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

Each portfolio may lend securities to qualified institutions. At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by Dreyfus as shown in the portfolios' Statements of Investments. Each portfolio will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, each portfolio would bear
the     The    Portfolios

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Each Portfolio may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller's agreement to repurchase and each Portfolio' s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with each Portfolio's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, each Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, each Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(D) EXPENSES: Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis.

(E) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded by each Portfolio on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, with respect to each Portfolio, are normally declared and paid annually, but each Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that a net realized capital gain of a Portfolio can be offset by a capital loss carryover of that Portfolio, such gain will not be distributed. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(F) FEDERAL INCOME TAXES: It is the policy of each Portfolio to continue to qualify as a regulated investment company, if such qualification is in the best
interests    of   its   shareholders,   by   complying   with   the   applicabl

provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Portfolio is treated as a single entity for the purpose of determining such qualification.


At September 30, 2003, the components of accumulated earnings on a tax basis for the  Income Portfolio, the Growth and Income Portfolio and the Growth Portfolio,
respectively,    were    as    follows:

                                                              UNDISTRIBUTED                ACCUMULATED
                                                                  ORDINARY                     CAPITAL                  UNREALIZED
                                                                INCOME ($)                  LOSSES ($)            APPRECIATION ($)
------------------------------------------------------------------------------------------------------------------------------------

Income Portfolio                                                 2,449,015                   6,581,468                   3,273,370

Growth and
    Income Portfolio                                             4,455,044                  55,141,854                  18,028,815

Growth Portfolio                                                   438,218                  28,752,273                   4,968,692

The  accumulated  capital loss carryovers available to be applied against future net  securities  profits, if any, realized subsequent to September 30, 2003 were
as    follows:

                                              2009 ($)((+))          2010 ($)((+))          2011 ($)((+))              TOTAL ($)
------------------------------------------------------------------------------------------------------------------------------------

Income Portfolio                                    730,713              5,513,848                336,907              6,581,468

Growth and
    Income Portfolio                                199,365             30,212,073             24,730,416             55,141,854

Growth Portfolio                                    529,200             18,379,875              9,843,198             28,752,273

((+))  IF NOT APPLIED, THE CARRYOVERS EXPIRE IN THE ABOVE YEARS.

The tax character of distributions paid to shareholders during the fiscal years ended September 30, 2003 and September 30, 2002, respectively, were as follows:

                                         ORDINARY INCOME ($)
                                ------------------------------

                                         2003            2002
--------------------------------------------------------------------------------

Income Portfolio                    3,199,301       5,109,255

Growth and Income Portfolio         7,697,461       9,678,115

Growth Portfolio                      309,706       1,350,067

During the period ended September 30, 2003, as a result of permanent book to tax differences,  the  portfolios  increased  accumulated  undistributed  investment
income-net,   decreased   net   realized   gain   (loss)   on    The  Portfolio

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

investments and decreased paid-in capital. Net assets were not affected by this reclassification. The following summarizes these changes:

                                                             ACCUMULATED                    ACCUMULATED

                                                           UNDISTRIBUTED                   NET REALIZED                    PAID-IN

                                              INVESTMENT INCOME--NET ($)                 GAIN (LOSS) ($)               CAPITAL ($)
------------------------------------------------------------------------------------------------------------------------------------

Income Portfolio                                                 698,341                      (265,054)                  (433,287)

Growth and
    Income Portfolio                                           1,206,483                      (692,538)                  (513,945)

Growth Portfolio                                                  89,206                       (89,206)                         --

NOTE 3--Bank Line of Credit:



Each Portfolio participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, each Portfolio has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to a Portfolio based on prevailing market rates in effect at the time of borrowings. During the period ended September 30, 2003, none of the Portfolios borrowed under the Facility.

NOTE 4--Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(A) Pursuant to an investment advisory agreement (the "Agreement") with Dreyfus, the Investment Advisory fee is computed on the value of each Portfolio's average daily net assets and is payable monthly at the following annual rates: .60 of 1% of the Income Portfolio and .75 of 1% of the Growth and Income Portfolio and the Growth Portfolio.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Mellon Equity, Dreyfus has agreed to pay Mellon Equity a monthly sub-advisory fee for each Portfolio, computed at the following annual rates:

                                            ANNUAL FEE AS PERCENTAGE OF

TOTAL PORTFOLIO NET ASSETS          AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO
--------------------------------------------------------------------------------

0 up to $600 million                                 .35 of 1%

$600 million up to $1.2 billion                      .25 of 1%

$1.2 billion up to $1.8 billion                      .20 of 1%

In excess of $1.8 billion                            .15 of 1%


(B) Under the Shareholder Services Plan, each Portfolio pays the Distributor, at an annual rate of .25 of 1% of the value of the average daily net assets of each Portfolio' s Investor Class shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding each Portfolio and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents.

During the period ended September 30, 2003, each Portfolio's Investor Class was charged the following pursuant to the Shareholder Services Plan:

                  Income Portfolio                    $  45,865

                  Growth and Income Portfolio           329,489

                  Growth Portfolio                       48,564

Each Portfolio compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. During the period ended September 30, 2003, each Portfolio was charged the following pursuant to the transfer agency agreement:

                  Income Portfolio                       $8,092

                  Growth and Income Portfolio            31,846

                  Growth Portfolio                        7,462

Each Portfolio compensates Mellon under a custody agreement for providing custodial services for each Portfolio. During the period ended September 30, 2003, each Portfolio was charged the following pursuant to the custody agreement:

                  Income Portfolio                      $11,930

                  Growth and Income Portfolio            35,831

                  Growth Portfolio                       15,542

(C) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Through December 31, 2002,
each    Board    member   who   was   not   an   "affiliated    The   Portfolio

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

person" as defined in the Act received an annual fee of $45,000, an attendance fee of $5,000 for each in-person meeting and $500 for telephone meetings. Effective January 1, 2003, the number of funds in the Fund Group comprising the fund increased and the annual fee was increased to $60,000 while the attendance fee was increased to $7,500 for each in-person meeting. The Chairman of the
Board receives an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. These fees are allocated among the funds in the Fund
Group    in    proportion    to    each    fund'  s   relative   net   assets.

NOTE 5--Securities Transactions:


The following summarizes the aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended September 30, 2003:

                                                                            PURCHASES ($)                           SALES ($)
                                                               ---------------------------------------------------------------------

        Income Portfolio                                                       34,732,846                          27,039,361

        Growth and Income Portfolio                                           176,964,792                         190,968,822

        Growth Portfolio                                                       40,509,395                          42,341,300



Each Portfolio may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. A Portfolio is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a portfolio to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day' s trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, a Portfolio recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount
of    these   deposits   is   determined   by   the   exchange   or   Board   o

Trade on which the contract is traded and is subject to change. Contracts open at September 30, 2003, are set forth in the Statements of Financial Futures.



The following summarizes the cost of investments for federal income tax purposes and accumulated net unrealized appreciation (depreciation) on investments for each Portfolio at September 30, 2003:

                                               COST OF                       GROSS                       GROSS
                                       INVESTMENTS ($)            APPRECIATION ($)             DEPRECIATION ($)             NET ($)
------------------------------------------------------------------------------------------------------------------------------------

Income Portfolio                           142,765,109                   3,785,276                     511,906            3,273,370

Growth and
    Income Portfolio                       363,318,020                  23,797,762                   4,870,498           18,927,264

Growth Portfolio                            81,516,572                   6,883,643                   1,374,237            5,509,406

                                                                                            The Portfolios

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors

Dreyfus LifeTime Portfolios, Inc.

We have audited the accompanying statements of assets and liabilities, including the statements of investments and financial futures, of Dreyfus LifeTime Portfolios, Inc. (comprising, respectively, the Income Portfolio, the Growth and Income Portfolio and the Growth Portfolio) as of September 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included verification by examination of securities held by the custodian as of September 30, 2003 and confirmation of securities not held by the custodian by correspondence with others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Dreyfus LifeTime Portfolios, Inc. at September 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles generally accepted in the United States.


New York, New York

November 12, 2003



IMPORTANT TAX INFORMATION (Unaudited)

In  accordance  with  federal  and  state  (where  applicable)  tax law, Dreyfus
LifeTime  Portfolios,  Inc.  (Income  Portfolio, Growth and Income Portfolio and
Growth Portfolio) hereby makes the following designations of dividends and distributions paid during the fiscal year ended September 30, 2003:

                                              LONG-TERM

                                                CAPITAL

                                                  GAINS

                                           DISTRIBUTION                 PAYABLE                ORDINARY

                                          PER SHARE ($)                    DATE                DIVIDENDS
------------------------------------------------------------------------------------------------------------------------------------

Income Portfolio                         Not Applicable           Not Applicable            Not Applicable

Growth and Income
     Portfolio                           Not Applicable           Not Applicable                    48.70%

Growth Portfolio                         Not Applicable           Not Applicable                      100%



The percentage of ordinary dividends shown qualify for the corporate dividends received deduction. Shareholders will receive notification in January 2004 of the percentage applicable to the preparation of their 2003 income tax returns.

                                                        The Portfolios

BOARD MEMBERS INFORMATION (Unaudited)

JOSEPH S. DIMARTINO (60)

CHAIRMAN OF THE BOARD (1995)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* The Muscular Dystrophy Association, Director

* Levcor International, Inc., an apparel fabric processor, Director

* Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director

* The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 191

                              --------------

CLIFFORD L. ALEXANDER, JR. (70)

BOARD MEMBER (2003)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)

* Chairman of the Board of Moody's Corporation (October 2000-October 2003)

* Chairman of the Board and Chief Executive Officer of The Dun and Bradstreet Corporation (October 1999-September 2000)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* Wyeth (formerly, American Home Products Corporation), a global leader in pharmaceuticals, consumer healthcare products and animal health products, Director

* Mutual of America Life Insurance Company, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 70

                              --------------

LUCY WILSON BENSON (76)

BOARD MEMBER (1993)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President of Benson and Associates, consultants to business and government (1980-present)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* The International Executive Services Corps., Director

* Citizens Network for Foreign Affairs, Vice Chairperson

* Council on Foreign Relations, Member

* Lafayette College Board of Trustees, Vice Chairperson

* Atlantic Council of the U.S., Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 44


DAVID W. BURKE (67)

BOARD MEMBER (1995)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* John F. Kennedy Library Foundation, Director

* U.S.S. Constitution Museum, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 87

                              --------------

WHITNEY I. GERARD (68)

BOARD MEMBER (1993)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Partner of Chadbourne & Parke LLP

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 16

                              --------------

ARTHUR A. HARTMAN (77)

BOARD MEMBER (1995)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Chairman of First NIS Regional Fund (ING/Barings Management) and New Russia
Fund

* Advisory Council Member to Barings-Vostok

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* APCO Associates, Inc., Senior Consultant

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 16

                              --------------

GEORGE L. PERRY (69)

BOARD MEMBER (1993)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Economist and Senior Fellow at Brookings Institution

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* State Farm Mutual Automobile Association, Director

* State Farm Life Insurance Company, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 16

                              --------------

ONCE ELECTED ALL BOARD MEMBERS SERVE FOR AN INDEFINITE TERM. ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS, INCLUDING THEIR ADDRESS IS AVAILABLE IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION WHICH CAN BE OBTAINED FROM DREYFUS FREE OF CHARGE BY CALLING THIS TOLL FREE NUMBER: 1-800-554-4611.

                                                        The Portfolios

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000.

     Chairman of the Board, Chief Executive Officer and Chief Operating Officer of Dreyfus, and an officer of 95 investment companies (comprised of 188 portfolios) managed by Dreyfus. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 58 years old and has been an employee of Dreyfus since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2002.

     Chief Investment Officer, Vice Chairman and a director of Dreyfus, and an officer of 95 investment companies (comprised of 188 portfolios) managed by Dreyfus. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 50 years old and has been an employee of Dreyfus since January 2000. Prior to joining Dreyfus, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000.

     Executive Vice President, Secretary and General Counsel of Dreyfus, and an officer of 96 investment companies (comprised of 204 portfolios) managed by Dreyfus. He is 57 years old and has been an employee of Dreyfus since June 1977

MICHAEL A. ROSENBERG, SECRETARY SINCE MARCH 2000.

     Associate General Counsel of Dreyfus, and an officer of 93 investment companies (comprised of 197 portfolios) managed by Dreyfus. He is 43 years old and has been an employee of Dreyfus since October 1991.

ROBERT R. MULLERY, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel of Dreyfus, and an officer of 26 investment companies (comprised of 61 portfolios) managed by Dreyfus. He is 51 years old and has been an employee of Dreyfus since May 1986.

STEVEN F. NEWMAN, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel and Assistant Secretary of the Manager, and an officer of 96 investment companies (comprised of 204 portfolios) managed by Dreyfus. He is 54 years old and has been an employee of Dreyfus since July 1980

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001.

     Director - Mutual Fund Accounting of Dreyfus, and an officer of 96 investment companies (comprised of 204 portfolios) managed by Dreyfus. He is 45 years old and has been an employee of Dreyfus since April 1985.

RICHARD CASSARO, ASSISTANT TREASURER SINCE AUGUST 2003.

     Senior Accounting Manager - Equity Funds of Dreyfus, and an officer of 25 investment companies (comprised of 104 portfolios) managed by Dreyfus. He is 44 years old and has been an employee of Dreyfus since September 1982.

ROBERT SVAGNA, ASSISTANT TREASURER SINCE DECEMBER 2002.

     Senior Accounting Manager - Equity Funds of the Manager, and an officer of 25 investment companies (comprised of 104 portfolios) managed by Dreyfus. He is 36 years old and has been an employee of Dreyfus since November 1990.


KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001.

     Mutual Funds Tax Director of Dreyfus, and an officer of 96 investment companies (comprised of 204 portfolios) managed by Dreyfus. He is 49 years old and has been an employee of Dreyfus since June 1993.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE  AUGUST 2002.

     Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 91 investment companies (comprised of 199 portfolios) managed by Dreyfus. He is 33 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc.

                                                        The Portfolios

NOTES

                                                           For More Information

                        Dreyfus LifeTime
                        Portfolios, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Investment Adviser

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Sub-Investment Adviser

                        Mellon Equity Associates
                        500 Grant Street
                        Pittsburgh, PA 15258

                        Custodian

                        Mellon Bank, N.A.
                        One Mellon Bank Center
                        Pittsburgh, PA 15258

                        Transfer Agent & Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL
Send your request to info@dreyfus.com

ON THE INTERNET  Information can
be viewed online or downloaded from:

http://www.dreyfus.com

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling the telephone number listed above, or by visiting the SEC's website at http://www.sec.gov

(c) 2003 Dreyfus Service Corporation                                  DRPAR0903




ITEM 2.      CODE OF ETHICS.

      The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

      The Registrant's Board has determined that Joseph DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6.      [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8.      [RESERVED]

ITEM 9.      CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1)      Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.


                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS LIFETIME PORTFOLIOS, INC.

By:   /s/ Stephen E. Canter
      ---------------------
      Stephen E. Canter
      President

Date:  November 21, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Stephen E. Canter
      ---------------------
      Stephen E. Canter
      Chief Executive Officer

Date:  November 21, 2003

By:   /s/ James Windels
      -----------------
      James Windels
      Chief Financial Officer

Date:  November 21, 2003

                                EXHIBIT INDEX

      (a)(1)      Code of ethics referred to in Item 2.

      (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

      (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)